UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1	SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 97.8% of Net Assets

	Certificates of Deposit – 78.6%
$67,250,000	Canadian Imperial Bank of Commerce, 0.020%, 10/01/2015	$67,250,000
180,000,000	National Bank of Kuwait, 0.080%, 10/01/2015(b)	180,000,000
175,000,000	Credit Agricole Corporate & Investment Bank, 0.140%, 10/01/2015	175,000,350
175,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 10/01/2015	175,000,000
30,000,000	Swedbank, 0.150%, 10/02/2015	30,000,000
22,000,000	Svenska Handelsbanken (NY), 0.235%, 10/02/2015	22,000,154
55,000,000	Mizuho Corporate Bank, 0.340%, 10/02/2015	55,000,605
150,000,000	Svenska Handelsbanken (NY), 0.210%, 10/05/2015	150,002,100
37,600,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 10/05/2015	37,600,113
50,000,000	Standard Chartered Bank (NY), 0.320%, 10/05/2015	50,001,300
50,000,000	Banco Del Estado de Chile, 0.140%, 10/08/2015	50,000,400
53,900,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 10/09/2015	53,900,269
50,000,000	Nordea Bank Finland PLC, 0.220%, 10/14/2015	50,002,550
70,000,000	Mizuho Bank Ltd., 0.270%, 10/15/2015	70,002,940
20,000,000	Banco Del Estado de Chile, 0.306%, 10/20/2015(b)	19,999,720
150,000,000	Skandinaviska Enskilda Banken (NY), 0.289%, 11/05/2015(b)(c)	149,997,450
100,000,000	State Street Bank and Trust Company, 0.240%, 11/06/2015	100,013,100
75,000,000	Wells Fargo, 0.299%, 11/06/2015(b)(c)	74,998,650
100,000,000	Standard Chartered Bank (NY), 0.356%, 11/10/2015(b)	100,015,100
48,000,000	Landesbank Hessen Thueringen Girozentrale, 0.160%, 11/12/2015	47,999,760
75,000,000	DNB Bank ASA, 0.250%, 11/13/2015	75,013,350
175,100,000	Credit Industriel et Commercial, 0.200%, 11/20/2015	175,107,004
75,000,000	Norinchukin Bank, 0.220%, 11/20/2015	75,000,525
50,000,000	State Street Bank and Trust Company, 0.275%, 11/23/2015(b)	49,998,350
50,000,000	Bank of Nova Scotia (TX), 0.289%, 12/07/2015(b)	49,998,300
85,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 1/04/2016	85,007,650

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$90,000,000	Sumitomo Mitsui Bank (NY), 0.394%, 1/04/2016(b)	$89,994,870
60,000,000	Bank of Montreal (IL), 0.309%, 1/08/2016(b)	59,998,200
49,700,000	Royal Bank of Canada, 0.306%, 1/13/2016(b)	49,692,893
50,000,000	National Bank of Canada, 0.480%, 1/13/2016(c)	50,021,100
115,000,000	Bank of Montreal (IL), 0.366%, 1/14/2016(b)	114,996,090
25,000,000	State Street Bank and Trust Company, 0.367%, 1/15/2016(b)(c)	24,998,375
102,300,000	DZ Bank (NY), 0.350%, 1/21/2016	102,300,614
50,000,000	DZ Bank (NY), 0.380%, 1/25/2016	50,004,050
175,000,000	Toronto Dominion Bank, 0.500%, 1/27/2016	175,116,550
30,000,000	Westpac Banking Corp. (NY), 0.329%, 2/08/2016(b)(c)	29,998,920
50,000,000	Royal Bank of Canada, 0.315%, 2/23/2016(b)(c)	49,997,500
100,000,000	Bank of Nova Scotia (TX), 0.396%, 4/01/2016(b)	99,990,500
75,000,000	Canadian Imperial Bank of Commerce, 0.461%, 5/17/2016(b)	74,991,225

		3,141,010,627

	Commercial Paper – 5.9%
48,900,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.180%, 10/27/2015(d)	48,892,323
50,000,000	Oversea-Chinese Banking Corp. Ltd., 0.300%, 11/12/2015(d)	49,990,050
90,000,000	Swedbank, 0.270%, 12/22/2015(d)	89,952,930
50,000,000	Swedbank, 0.290%, 12/22/2015(d)	49,973,850

		238,809,153

	Other Notes – 5.5%
150,000,000	Bank of America N.A., 0.270%, 11/04/2015(b)	150,031,050
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.492%, 10/06/2016(b)	19,999,740
50,000,000	Wells Fargo, 0.515%, 10/19/2016(b)	49,999,700

		220,030,490

	Treasuries – 3.9%
70,000,000	U.S. Treasury Bills, 0.015%, 11/19/2015(d)	70,001,400
15,000,000	U.S. Treasury Bills, 0.030%, 12/10/2015(d)	15,001,050
70,000,000	U.S. Treasury Bills, 0.075%, 1/07/2016(d)	69,998,810

		155,001,260

Principal Amount	Description	Value (†)

	Financial Company Commercial Paper – 3.9%
$45,000,000	JPMorgan Securities LLC, 0.311%, 11/03/2015(b)	$44,999,280
50,000,000	JPMorgan Securities LLC, 0.359%, 1/08/2016(b)	49,997,250
60,000,000	JPMorgan Securities LLC, 0.372%, 1/21/2016(b)(c)	59,997,900

		154,994,430

	Total Short-Term Investments (Identified Cost $3,909,622,837)	3,909,845,960

	Total Investments – 97.8% (Identified Cost $3,909,622,837)(a)	3,909,845,960
	Other assets less liabilities – 2.2%	87,624,814

	Net Assets – 100.0%	$3,997,470,774

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2015, the value of the Fund’s investment in the Subsidiary was $58,948,081, representing 1.5% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$1,335,362,478	$22,643,982	0.57%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $3,909,622,837 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$281,277
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,154)

Net unrealized appreciation	$223,123

(b)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	12/16/2015	Australian Dollar	132,000,000	$92,283,720	$(488,280)
Buy	12/16/2015	British Pound	52,562,500	79,489,189	(1,400,083)
Buy	12/16/2015	Canadian Dollar	189,300,000	141,805,813	(1,278,736)
Buy	12/16/2015	Euro	52,875,000	59,157,690	76,593
Sell	12/16/2015	Euro	405,375,000	453,542,289	449,757
Buy	12/16/2015	Japanese Yen	17,762,500,000	148,250,818	(39,285)
Sell	12/16/2015	Swedish Krona	1,450,000,000	173,548,005	(974,587)
Sell	12/16/2015	Swiss Franc	41,375,000	42,569,288	(113,970)

Total					$(3,768,591)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/18/2015	652	$62,225,250	$(812,713)
Eurodollar	3/14/2016	53,144	13,216,912,800	14,553,213
FTSE 100 Index	12/18/2015	2,572	234,611,742	415,231
TOPIX	12/10/2015	6,809	807,080,839	(8,337,358)
2 Year U.S. Treasury Note	12/31/2015	417	91,336,032	48,172

Total				$5,866,545

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2015	350	$13,763,750	$39,375
Brent Crude Oil	11/13/2015	70	3,433,500	—
Copper LME	12/16/2015	205	26,473,188	438,188
Low Sulfur Gasoil	11/12/2015	90	4,203,000	(11,250)
Natural Gas	10/28/2015	196	4,947,040	(399,840)
New York Harbor ULSD	10/30/2015	60	3,874,248	(35,280)
Nickel LME	12/16/2015	201	12,537,576	636,768
Zinc LME	12/16/2015	295	12,447,156	(422,219)

Total				$245,742

At September 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	12/18/2015	1,021	$276,015,527	$13,789,039
German Euro Bund	12/08/2015	498	86,914,268	(1,758,429)
Hang Seng Index®	10/29/2015	131	17,654,370	102,354
UK Long Gilt	12/29/2015	2,171	391,014,359	(4,846,592)
10 Year Japan Government Bond	12/14/2015	70	86,451,882	(297,587)
10 Year U.S. Treasury Note	12/21/2015	1,418	182,545,344	(2,574,828)

Total				$4,413,957

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2015	219	$8,612,175	$186,172
Copper LME	12/16/2015	210	27,118,875	(182,761)
Gold	12/29/2015	1,268	141,407,360	1,677,500
Nickel LME	12/16/2015	111	6,923,736	(344,782)
WTI Crude Oil	10/20/2015	1,493	67,319,370	(134,370)
Zinc LME	12/16/2015	178	7,510,488	596,032

Total				$1,797,791

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,909,845,960	$—	$3,909,845,960
Forward Foreign Currency Contracts (unrealized appreciation)		526,350	—	526,350
Futures Contracts (unrealized appreciation)	18,175,420	14,306,624	—	32,482,044

Total	$18,175,420	$3,924,678,934	$—	$3,942,854,354

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,294,941)	$—	$(4,294,941)
Futures Contracts (unrealized depreciation)	(11,820,651)	(8,337,358)	—	(20,158,009)

Total	$(11,820,651)	$(12,632,299)	$—	$(24,452,950)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2015, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, commodities (through investments in the Subsidiary), short-term interest rates and foreign currencies in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$526,350	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$14,601,385
Equity contracts	—	14,306,624
Commodity contracts	—	3,574,035

Total exchange-traded asset derivatives	$—	$32,482,044

Total asset derivatives	$526,350	$32,482,044

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,294,941)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(9,477,436)
Equity contracts	—	(9,150,071)
Commodity contracts	—	(1,530,502)

Total exchange-traded liability derivatives	$—	$(20,158,009)

Total liability derivatives	$(4,294,941)	$(20,158,009)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(3,768,591)	$30,853,291

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$526,350	$—
Collateral pledged to UBS AG	30,853,291	30,853,291

Total over-the-counter counterparty credit risk	31,379,641	30,853,291

Exchange-traded counterparty credit risk
Futures contracts	32,482,044	32,482,044
Margin with brokers	37,378,823	37,378,823

Total exchange-traded counterparty credit risk	69,860,867	69,860,867

Total counterparty credit risk	$101,240,508	$100,714,158

Investment Summary at September 30, 2015 (Unaudited)

Certificates of Deposit	78.6%
Commercial Paper	5.9
Other Notes	5.5
Treasuries	3.9
Financial Company Commercial Paper	3.9

Total Investments	97.8
Other assets less liabilities (including forward foreign currency and futures contracts)	2.2

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

ASG Global Macro Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 93.3% of Net Assets

	Certificates of Deposit – 79.1%
$1,000,000	Canadian Imperial Bank of Commerce, 0.020%, 10/01/2015	$1,000,000
1,000,000	National Bank of Kuwait, 0.080%, 10/01/2015(b)	1,000,000
1,000,000	Credit Agricole Corporate & Investment Bank, 0.140%, 10/01/2015	1,000,002
1,100,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 10/01/2015	1,100,000
900,000	Svenska Handelsbanken (NY), 0.210%, 10/05/2015	900,013
500,000	Standard Chartered Bank (NY), 0.320%, 10/05/2015	500,013
100,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 10/09/2015	100,001
1,000,000	Mizuho Bank Ltd., 0.270%, 10/15/2015	1,000,042
800,000	Banco Del Estado de Chile, 0.306%, 10/20/2015(b)	799,989
600,000	Skandinaviska Enskilda Banken (NY), 0.289%, 11/05/2015(b)	599,990
500,000	Standard Chartered Bank (NY), 0.356%, 11/10/2015(b)	500,075
1,000,000	Landesbank Hessen Thueringen Girozentrale, 0.160%, 11/12/2015	999,995
800,000	DNB Bank ASA, 0.250%, 11/13/2015	800,142
1,000,000	Credit Industriel et Commercial, 0.200%, 11/20/2015	1,000,040
1,000,000	Norinchukin Bank, 0.220%, 11/20/2015	1,000,007
500,000	State Street Bank and Trust Company, 0.275%, 11/23/2015(b)	499,983
700,000	Sumitomo Mitsui Bank (NY), 0.360%, 1/04/2016	700,063
300,000	Sumitomo Mitsui Bank (NY), 0.394%, 1/04/2016(b)	299,983
1,000,000	Bank of Montreal (IL), 0.309%, 1/08/2016(b)(c)	999,970
500,000	Royal Bank of Canada, 0.306%, 1/13/2016(b)(c)	499,929
1,000,000	National Bank of Canada, 0.480%, 1/13/2016	1,000,422
500,000	State Street Bank and Trust Company, 0.367%, 1/15/2016(b)	499,968
900,000	DZ Bank (NY), 0.350%, 1/21/2016	900,005
900,000	Toronto Dominion Bank, 0.500%, 1/27/2016(c)	900,599
800,000	Westpac Banking Corp. (NY), 0.329%, 2/08/2016(b)(c)	799,971
500,000	Royal Bank of Canada, 0.315%, 2/23/2016(b)(c)	499,975

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$1,000,000	Bank of Nova Scotia (TX), 0.396%, 4/01/2016(b)(c)	$999,905

		20,901,082

	Treasuries – 5.1%
625,000	U.S. Treasury Bills, 0.015%, 11/19/2015(d)	625,013
100,000	U.S. Treasury Bills, 0.030%, 12/10/2015(d)	100,007
625,000	U.S. Treasury Bills, 0.075%, 1/07/2016(d)	624,989

		1,350,009

	Commercial Paper – 3.8%
1,000,000	Swedbank, 0.270%, 12/22/2015(d)	999,477

	Financial Company Commercial Paper – 3.4%
700,000	JPMorgan Securities LLC, 0.311%, 11/03/2015(b)	699,989
200,000	JPMorgan Securities LLC, 0.359%, 1/08/2016(b)(c)	199,989

		899,978

	Other Notes – 1.9%
500,000	Bank of America N.A., 0.270%, 11/04/2015(b)	500,103

	Total Short-Term Investments (Identified Cost $24,649,375)	24,650,649

	Total Investments – 93.3% (Identified Cost $24,649,375)(a)	24,650,649
	Other assets less liabilities – 6.7%	1,773,561

	Net Assets – 100.0%	$26,424,210

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2015, the value of the Fund’s investment in the Subsidiary was $1,465,752, representing 5.5% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$4,402,848	$88,498	0.33%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $24,649,375 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,656
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(382)

Net unrealized appreciation	$1,274

(b)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/16/2015	Australian Dollar	2,600,000	$1,817,710	$12,371
Buy	12/16/2015	Australian Dollar	5,400,000	3,775,243	(55,736)
Sell	12/16/2015	Australian Dollar	4,300,000	3,006,212	(15,906)
Buy	12/16/2015	British Pound	2,750,000	4,158,768	(30,304)
Sell	12/16/2015	British Pound	1,625,000	2,457,454	49,892
Buy	12/16/2015	Canadian Dollar	4,300,000	3,221,157	8,317
Buy	12/16/2015	Canadian Dollar	6,300,000	4,719,369	(30,868)
Sell	12/16/2015	Canadian Dollar	4,600,000	3,445,889	31,073
Sell	12/16/2015	Canadian Dollar	2,000,000	1,498,213	(8,670)
Buy	12/16/2015	Euro	1,750,000	1,957,938	(15,599)
Sell	12/16/2015	Euro	4,000,000	4,475,286	3,254
Sell	12/16/2015	Euro	875,000	978,969	(3,060)
Buy	12/16/2015	Japanese Yen	787,500,000	6,572,696	(4,418)
Sell	12/16/2015	Japanese Yen	425,000,000	3,547,169	(11,984)
Buy	12/16/2015	New Zealand Dollar	6,200,000	3,942,612	46,736
Sell	12/16/2015	New Zealand Dollar	7,500,000	4,769,288	(41,560)
Buy	12/16/2015	Norwegian Krone	30,000,000	3,519,790	(150,852)
Sell	12/16/2015	Norwegian Krone	14,000,000	1,642,569	37,689
Sell	12/16/2015	Norwegian Krone	18,000,000	2,111,874	(5,469)
Buy	12/16/2015	Singapore Dollar	625,000	438,106	(7,583)
Sell	12/16/2015	Singapore Dollar	1,000,000	700,969	4,660
Sell	12/16/2015	Singapore Dollar	500,000	350,485	(1,448)
Sell	12/17/2015	South African Rand	3,000,000	213,617	7,879
Buy	12/16/2015	Swedish Krona	24,000,000	2,872,519	12,660
Sell	12/16/2015	Swiss Franc	3,000,000	3,086,595	(12,166)
Buy	12/16/2015	Turkish Lira	300,000	96,886	187
Buy	12/16/2015	Turkish Lira	300,000	96,886	(675)
Sell	12/16/2015	Turkish Lira	300,000	96,886	74
Sell	12/16/2015	Turkish Lira	900,000	290,657	(2,080)

Total					$(183,586)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euro Schatz	12/08/2015	37	$4,603,631	$1,257
Euro-BTP	12/08/2015	2	304,581	1,129
Euro-OAT	12/08/2015	2	338,840	1,855
German Euro BOBL	12/08/2015	12	1,730,003	3,195
MSCI Taiwan Index	10/29/2015	3	91,071	1,011
TOPIX	12/10/2015	13	1,540,909	(14,811)
2 Year U.S. Treasury Note	12/31/2015	16	3,504,500	5,516
5 Year U.S. Treasury Note	12/31/2015	10	1,205,156	6,250
10 Year Canada Government Bond	12/18/2015	89	9,456,208	23,791
10 Year U.S. Treasury Note	12/21/2015	59	7,595,328	40,922

Total				$70,115

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2015	4	$157,300	$(6,045)
Cocoa	12/15/2015	14	435,960	(17,400)
Copper LME	12/16/2015	2	258,275	1,340
Live Cattle	12/31/2015	9	471,330	(29,250)
Nickel LME	12/16/2015	4	249,504	8,340
Zinc LME	12/16/2015	5	210,969	(7,157)

Total				$(50,172)

At September 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/16/2015	1	$94,360	$(1,213)
DAX	12/18/2015	6	1,622,031	61,751
E-mini S&P 500®	12/18/2015	13	1,240,688	20,570
German Euro Bund	12/08/2015	8	1,396,213	1,519
Hang Seng Index®	10/29/2015	4	539,065	1,886
IBEX 35	10/16/2015	4	427,409	7,371

Financial Futures (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Mini-Russell 2000	12/18/2015	2	$219,180	$(3,340)
MSCI Singapore	10/29/2015	2	88,003	455
S&P CNX Nifty Futures Index	10/29/2015	5	79,760	350
UK Long Gilt	12/29/2015	2	360,216	(3,721)
3 Year Australia Government Bond	12/15/2015	9	709,251	(2,120)
10 Year Australia Government Bond	12/15/2015	63	5,722,591	(40,604)
10 Year Japan Government Bond	12/14/2015	24	29,640,645	(102,030)

Total				$(59,126)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	11/13/2015	8	$392,400	$(1,840)
Coffee	12/18/2015	13	591,581	26,419
Copper LME	12/16/2015	2	258,275	(4,325)
Corn	12/14/2015	6	116,325	(5,325)
Cotton	12/08/2015	10	302,200	11,245
Gasoline	10/30/2015	4	229,606	(2,978)
Gold	12/29/2015	4	446,080	720
Low Sulfur Gasoil	11/12/2015	9	420,300	3,675
Natural Gas	10/28/2015	22	555,280	39,560
New York Harbor ULSD	10/30/2015	6	387,425	2,646
Silver	12/29/2015	8	580,720	9,530
Soybean	11/13/2015	13	579,800	(11,663)
Soybean Meal	12/14/2015	4	123,600	(2,240)
Soybean Oil	12/14/2015	20	328,080	(8,544)
Sugar	2/29/2016	29	418,342	(19,286)
WTI Crude Oil	10/20/2015	8	360,720	(380)
Zinc LME	12/16/2015	5	210,969	(2,931)

Total				$34,283

[2]	Commodity futures are held by ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$24,650,649	$—	$24,650,649
Forward Foreign Currency Contracts (unrealized appreciation)		214,792	—	214,792
Futures Contracts (unrealized appreciation)	209,829	72,474	—	282,303

Total	$209,829	$24,937,915	$—	$25,147,744

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(398,378)	$—	$(398,378)
Futures Contracts (unrealized depreciation)	(271,179)	(16,024)	—	(287,203)

Total	$(271,179)	$(414,402)	$—	$(685,581)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2015, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary) to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$214,792	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$85,434
Equity contracts	—	93,394
Commodity contracts	—	103,475

Total exchange-traded asset derivatives	$—	$282,303

Total asset derivatives	$214,792	$282,303

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(398,378)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(148,475)
Equity contracts	—	(19,364)
Commodity contracts	—	(119,364)

Total exchange-traded liability derivatives	$—	$(287,203)

Total liability derivatives	$(398,378)	$(287,203)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(183,586)	$761,348

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$214,792	$—
Collateral pledged to UBS AG	761,348	761,348

Total over-the-counter counterparty credit risk	976,140	761,348

Exchange-traded counterparty credit risk
Futures contracts	282,303	282,303
Margin with brokers	962,646	962,646

Total exchange-traded counterparty credit risk	1,244,949	1,244,949

Total counterparty credit risk	$2,221,089	$2,006,297

Investment Summary at September 30, 2015 (Unaudited)

Certificates of Deposit	79.1%
Treasuries	5.1
Commercial Paper	3.8
Financial Company Commercial Paper	3.4
Other Notes	1.9

Total Investments	93.3
Other assets less liabilities (including forward foreign currency and futures contracts)	6.7

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 96.8% of Net Assets

	Certificates of Deposit – 81.1%
$61,000,000	Canadian Imperial Bank of Commerce, 0.020%, 10/01/2015	$61,000,000
15,000,000	Royal Bank of Canada, 0.020%, 10/01/2015	15,000,000
113,200,000	National Bank of Kuwait, 0.080%, 10/01/2015(b)	113,200,000
105,000,000	Credit Agricole Corporate & Investment Bank, 0.140%, 10/01/2015	105,000,210
105,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 10/01/2015	105,000,000
30,000,000	Swedbank, 0.150%, 10/02/2015	30,000,000
19,000,000	Mizuho Corporate Bank, 0.340%, 10/02/2015	19,000,209
90,000,000	Svenska Handelsbanken (NY), 0.210%, 10/05/2015	90,001,260
25,000,000	Standard Chartered Bank (NY), 0.320%, 10/05/2015	25,000,650
50,000,000	Banco Del Estado de Chile, 0.140%, 10/08/2015	50,000,400
45,000,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 10/09/2015	45,000,225
35,000,000	Mizuho Bank Ltd., 0.270%, 10/15/2015	35,001,470
50,000,000	Banco Del Estado de Chile, 0.306%, 10/20/2015(b)	49,999,300
95,000,000	Skandinaviska Enskilda Banken (NY), 0.289%, 11/05/2015(b)	94,998,385
30,000,000	Wells Fargo, 0.299%, 11/06/2015(b)(c)	29,999,460
15,000,000	Royal Bank of Canada, 0.293%, 11/10/2015(b)(c)	14,999,625
70,000,000	Standard Chartered Bank (NY), 0.356%, 11/10/2015(b)	70,010,570
100,000,000	Landesbank Hessen Thueringen Girozentrale, 0.160%, 11/12/2015	99,999,500
50,000,000	DNB Bank ASA, 0.250%, 11/13/2015	50,008,900
100,000,000	Credit Industriel et Commercial, 0.200%, 11/20/2015	100,004,000
100,000,000	Norinchukin Bank, 0.220%, 11/20/2015	100,000,700
50,000,000	State Street Bank and Trust Company, 0.275%, 11/23/2015(b)	49,998,350
65,000,000	Bank of Nova Scotia (TX), 0.289%, 12/07/2015(b)(c)	64,997,790
55,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 1/04/2016	55,004,950
50,000,000	Sumitomo Mitsui Bank (NY), 0.394%, 1/04/2016(b)	49,997,150
55,000,000	Bank of Montreal (IL), 0.309%, 1/08/2016(b)	54,998,350

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$30,000,000	Royal Bank of Canada, 0.306%, 1/13/2016(b)(c)	$29,995,710
15,000,000	National Bank of Canada, 0.480%, 1/13/2016	15,006,330
40,000,000	Bank of Montreal (IL), 0.366%, 1/14/2016(b)(c)	39,998,640
40,000,000	State Street Bank and Trust Company, 0.367%, 1/15/2016(b)(c)	39,997,400
95,000,000	DZ Bank (NY), 0.350%, 1/21/2016	95,000,570
90,000,000	Toronto Dominion Bank, 0.500%, 1/27/2016	90,059,940
20,000,000	Westpac Banking Corp. (NY), 0.329%, 2/08/2016(b)	19,999,280
30,000,000	Royal Bank of Canada, 0.315%, 2/23/2016(b)(c)	29,998,500
30,000,000	Bank of Nova Scotia (TX), 0.396%, 4/01/2016(b)	29,997,150
50,000,000	Canadian Imperial Bank of Commerce, 0.461%, 5/17/2016(b)(c)	49,994,150

		2,018,269,124

	Other Notes – 5.0%
90,000,000	Bank of America N.A., 0.270%, 11/04/2015(b)	90,018,630
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.492%, 10/06/2016(b)	4,999,935
30,000,000	Wells Fargo, 0.515%, 10/19/2016(b)	29,999,820

		125,018,385

	Treasuries – 4.5%
51,000,000	U.S. Treasury Bills, 0.015%, 11/19/2015(d)	51,001,020
10,000,000	U.S. Treasury Bills, 0.030%, 12/10/2015(d)	10,000,700
51,000,000	U.S. Treasury Bills, 0.075%, 1/07/2016(d)	50,999,133

		112,000,853

	Financial Company Commercial Paper – 3.4%
25,000,000	JPMorgan Securities LLC, 0.311%, 11/03/2015(b)	24,999,600
50,000,000	JPMorgan Securities LLC, 0.359%, 1/08/2016(b)	49,997,250
10,000,000	JPMorgan Securities LLC, 0.372%, 1/21/2016(b)	9,999,650

		84,996,500

	Commercial Paper – 2.8%
25,000,000	Swedbank, 0.270%, 12/22/2015(d)	24,986,925
45,000,000	Swedbank, 0.290%, 12/22/2015(d)	44,976,465

		69,963,390

	Total Short-Term Investments (Identified Cost $2,410,144,002)	2,410,248,252

Description	Value (†)

Total Investments – 96.8% (Identified Cost $2,410,144,002)(a)	$2,410,248,252
Other assets less liabilities – 3.2%	80,252,200

Net Assets – 100.0%	$2,490,500,452

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2015, the value of the Fund’s investment in the Subsidiary was $68,483,291, representing 2.7% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$228,181,648	$2,784,855	0.11%

*	Amounts are reflected at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $2,410,144,002 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$140,331
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,081)

Net unrealized appreciation	$104,250

(b)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/16/2015	Australian Dollar	36,800,000	$25,727,583	$(546,297)
Sell	12/16/2015	Australian Dollar	149,700,000	104,658,128	(553,754)
Buy	12/16/2015	British Pound	11,562,500	17,485,731	(501,200)
Sell	12/16/2015	British Pound	36,000,000	54,442,060	958,916
Sell	12/16/2015	Canadian Dollar	140,400,000	105,174,518	948,413
Sell	12/16/2015	Canadian Dollar	52,300,000	39,178,257	(185,081)
Sell	12/16/2015	Euro	6,625,000	7,412,193	5,389
Buy	12/16/2015	Japanese Yen	2,875,000,000	23,995,558	26,455
Buy	12/16/2015	Japanese Yen	2,612,500,000	21,804,659	(10,334)
Buy	12/16/2015	Mexican Peso	85,000,000	4,998,339	9,689
Buy	12/16/2015	Mexican Peso	83,500,000	4,910,133	(127,062)
Sell	12/16/2015	Mexican Peso	1,430,500,000	84,119,109	246,611
Sell	12/16/2015	New Zealand Dollar	104,000,000	66,134,131	(783,963)
Sell	12/16/2015	Norwegian Krone	720,000,000	84,474,972	2,658,099
Sell	12/16/2015	Singapore Dollar	158,125,000	110,840,766	79,234
Sell	12/17/2015	South African Rand	1,114,500,000	79,358,555	84,504
Buy	12/16/2015	Swedish Krona	306,000,000	36,624,614	(688,555)
Sell	12/16/2015	Swedish Krona	676,000,000	80,909,277	(454,359)
Sell	12/16/2015	Swiss Franc	17,000,000	17,490,704	(41,154)
Sell	12/16/2015	Turkish Lira	213,600,000	68,982,621	(379,764)

Total					$745,787

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/16/2015	37	$3,491,313	$(62,263)
CAC 40®	10/16/2015	246	12,273,889	(200,179)
E-mini NASDAQ 100	12/18/2015	250	20,815,000	(623,543)
Euribor	3/14/2016	2,699	754,417,751	116,992
Euro Schatz	12/08/2015	4,491	558,781,196	501,824
EURO STOXX 50®	12/18/2015	447	15,475,669	(357,772)
Euro-BTP	12/08/2015	784	119,395,666	2,924,782
Euro-OAT	12/08/2015	615	104,193,377	2,188,025
Eurodollar	3/14/2016	12,143	3,019,964,100	3,965,575
FTSE MIB	12/18/2015	98	11,645,637	(49,514)
German Euro BOBL	12/08/2015	3,067	442,159,866	2,913,005
German Euro Bund	12/08/2015	857	149,569,332	2,763,787
Nikkei 225™	12/10/2015	85	12,407,860	(215,489)
OMXS30®	10/16/2015	794	13,444,939	(410,302)
Sterling	3/16/2016	9,890	1,857,980,623	1,309,096
TOPIX	12/10/2015	115	13,631,120	(146,065)
UK Long Gilt	12/29/2015	606	109,145,418	1,136,740
Ultra Long U.S. Treasury Bond	12/21/2015	298	47,801,063	21,070
2 Year U.S. Treasury Note	12/31/2015	4,714	1,032,513,313	(147,313)
3 Year Australia Government Bond	12/15/2015	3,419	269,436,746	371,179
5 Year U.S. Treasury Note	12/31/2015	2,891	348,410,672	1,892,390
10 Year Australia Government Bond	12/15/2015	1,207	109,637,584	1,181,028
10 Year Canada Government Bond	12/18/2015	1,372	145,774,357	(1,716,928)
10 Year Japan Government Bond	12/14/2015	575	710,140,458	2,396,949
10 Year U.S. Treasury Note	12/21/2015	1,418	182,545,344	121,859
30 Year U.S. Treasury Bond	12/21/2015	339	53,339,531	373,414

Total				$20,248,347

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2015	163	$6,409,976	$(246,334)
Cocoa	12/15/2015	199	6,196,860	(325,460)
Copper LME	12/16/2015	75	9,685,313	(371,156)

Commodity Futures[2] (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Soybean Meal	12/14/2015	162	$5,005,800	$(330,250)

Total				$(1,273,200)

At September 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	12/17/2015	64	$5,658,936	$44,846
DAX	12/18/2015	7	1,892,369	(19,635)
E-mini Dow	12/18/2015	49	3,907,505	(6,010)
E-mini S&P 500®	12/18/2015	39	3,722,063	(21,750)
FTSE 100 Index	12/18/2015	142	12,952,903	57,181
FTSE/JSE Top 40 Index	12/17/2015	230	7,536,355	(198,700)
Hang Seng Index®	10/29/2015	191	25,740,341	128,802
IBEX 35	10/16/2015	320	34,192,722	486,249
Mini-Russell 2000	12/18/2015	217	23,781,030	(162,300)
MSCI Singapore	10/29/2015	955	42,021,590	218,781
MSCI Taiwan Index	10/29/2015	521	15,816,007	(189,077)
S&P CNX Nifty Futures Index	10/29/2015	1,445	23,050,640	130,818
S&P/TSX 60 Index	12/17/2015	236	27,587,861	270,950

Total				$740,155

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2015	1,122	$44,122,650	$(126,225)
Brent Crude Oil	11/13/2015	318	15,597,900	(4,140)
Coffee	12/18/2015	458	20,841,863	2,387,325
Copper	12/29/2015	335	19,605,875	(360,913)
Copper LME	12/16/2015	261	33,704,888	(564,412)
Corn	12/14/2015	853	16,537,536	(857,575)
Cotton	12/08/2015	140	4,230,800	8,720
Gasoline	10/30/2015	241	13,833,737	(74,042)
Gold	12/29/2015	341	38,028,320	(707,280)
Live Cattle	12/31/2015	324	16,967,880	1,264,140
Low Sulfur Gasoil	11/12/2015	375	17,512,500	54,075
Natural Gas	10/28/2015	991	25,012,840	2,004,640
New York Harbor ULSD	10/30/2015	205	13,237,014	120,540
Nickel LME	12/16/2015	343	21,394,968	(1,086,624)
Silver	12/29/2015	418	30,342,620	850,390
Soybean	11/13/2015	791	35,278,600	456,313
Soybean Oil	12/14/2015	2,851	46,767,804	2,833,722
Sugar	2/29/2016	1,460	21,061,376	(939,187)
Wheat	12/14/2015	845	21,663,688	(1,653,963)
WTI Crude Oil	10/20/2015	259	11,678,310	(23,310)
Zinc LME	12/16/2015	355	14,978,781	508,094

Total				$4,090,288

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,410,248,252	$—	$2,410,248,252
Forward Foreign Currency Contracts (unrealized appreciation)		5,017,310	—	5,017,310
Futures Contracts (unrealized appreciation)	35,067,442	935,859	—	36,003,301

Total	$35,067,442	$2,416,201,421	$—	$2,451,268,863

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,271,523)	$—	$(4,271,523)
Futures Contracts (unrealized depreciation)	(10,348,715)	(1,848,996)	—	(12,197,711)

Total	$(10,348,715)	$(6,120,519)	$—	$(16,469,234)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2015, the Fund used long and short contracts on U.S. and foreign equity market indices, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on U.S. and foreign equity interest rate contracts and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$5,017,310	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$24,177,715
Equity contracts	—	1,337,627
Commodity contracts	—	10,487,959

Total exchange-traded asset derivatives	$—	$36,003,301

Total asset derivatives	$5,017,310	$36,003,301

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,271,523)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,864,241)
Equity contracts	—	(2,662,599)
Commodity contracts	—	(7,670,871)

Total exchange-traded liability derivatives	$—	$(12,197,711)

Total liability derivatives	$(4,271,523)	$(12,197,711)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2015, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$5,017,310	$745,787
Collateral pledged to UBS AG	39,701,853	39,701,853

Total over-the-counter counterparty credit risk	44,719,163	40,447,640

Exchange-traded counterparty credit risk
Futures contracts	36,003,301	36,003,301
Margin with brokers	—	—

Total exchange-traded counterparty credit risk	36,003,301	36,003,301

Total counterparty credit risk	$80,722,464	$76,450,941

Investment Summary at September 30, 2015 (Unaudited)

Certificates of Deposit	81.1%
Other Notes	5.0
Treasuries	4.5
Financial Company Commercial Paper	3.4
Commercial Paper	2.8

Total Investments	96.8
Other assets less liabilities (including forward foreign currency and futures contracts)	3.2

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)

Common Stocks – 49.9% of Net Assets

	Aerospace & Defense – 1.6%
2,196	Boeing Co. (The)	$287,566
2,010	General Dynamics Corp.	277,280
2,675	Honeywell International, Inc.	253,296
1,078	Northrop Grumman Corp.	178,894
979	Rockwell Collins, Inc.	80,121
7,880	United Technologies Corp.	701,241

		1,778,398

	Air Freight & Logistics – 0.4%
827	FedEx Corp.	119,071
2,992	United Parcel Service, Inc., Class B	295,281

		414,352

	Airlines – 0.4%
9,845	American Airlines Group, Inc.	382,281

	Auto Components – 0.1%
3,866	Goodyear Tire & Rubber Co. (The)	113,390

	Banks – 3.0%
14,514	Bank of America Corp.	226,128
6,025	Citigroup, Inc.	298,900
25,104	JPMorgan Chase & Co.	1,530,591
19,712	People’s United Financial, Inc.	310,070
2,254	PNC Financial Services Group, Inc. (The)	201,057
4,410	U.S. Bancorp	180,854
9,822	Wells Fargo & Co.	504,360

		3,251,960

	Beverages – 1.1%
3,742	Coca-Cola Co. (The)	150,129
6,715	Coca-Cola Enterprises, Inc.	324,670
1,790	Dr Pepper Snapple Group, Inc.	141,500
6,404	PepsiCo, Inc.	603,897

		1,220,196

	Biotechnology – 2.1%
3,926	AbbVie, Inc.	213,614
2,345	Amgen, Inc.	324,360
515	Biogen, Inc.(b)	150,282
7,475	Celgene Corp.(b)	808,571
3,036	Gilead Sciences, Inc.	298,105
1,088	Regeneron Pharmaceuticals, Inc.(b)	506,072

		2,301,004

	Capital Markets – 1.0%
5,844	Bank of New York Mellon Corp. (The)	228,793
1,620	BlackRock, Inc.	481,901
8,971	Franklin Resources, Inc.	334,259

		1,044,953

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 1.1%
1,885	Air Products & Chemicals, Inc.	$240,488
3,386	CF Industries Holdings, Inc.	152,031
508	Ecolab, Inc.	55,738
3,277	Monsanto Co.	279,659
2,536	PPG Industries, Inc.	222,382
418	Sherwin-Williams Co. (The)	93,122
914	Sigma-Aldrich Corp.	126,973

		1,170,393

	Commercial Services & Supplies – 0.5%
3,125	Cintas Corp.	267,969
2,137	Stericycle, Inc.(b)	297,705

		565,674

	Communications Equipment – 0.3%
11,658	Cisco Systems, Inc.	306,023

	Construction & Engineering – 0.2%
5,950	Fluor Corp.	251,983

	Containers & Packaging – 0.1%
1,305	Sealed Air Corp.	61,178

	Diversified Financial Services – 1.0%
3,270	Berkshire Hathaway, Inc., Class B(b)	426,408
1,863	CME Group, Inc.	172,775
1,764	McGraw Hill Financial, Inc.	152,586
3,701	Moody’s Corp.	363,438

		1,115,207

	Diversified Telecommunication Services – 1.2%
4,983	AT&T, Inc.	162,346
182,004	Frontier Communications Corp.	864,519
5,346	Verizon Communications, Inc.	232,605

		1,259,470

	Electric Utilities – 0.8%
1,514	American Electric Power Co., Inc.	86,086
1,583	Duke Energy Corp.	113,881
9,148	Eversource Energy	463,072
679	NextEra Energy, Inc.	66,236
3,945	PPL Corp.	129,751

		859,026

	Electronic Equipment, Instruments & Components – 0.1%
1,860	TE Connectivity Ltd.	111,395

	Energy Equipment & Services – 0.1%
2,773	Halliburton Co.	98,026

	Food & Staples Retailing – 1.2%
7,606	CVS Health Corp.	733,827
7,327	Walgreens Boots Alliance, Inc.	608,874

		1,342,701

Shares	Description	Value (†)

Common Stocks – continued

	Food Products – 0.7%
2,814	Archer-Daniels-Midland Co.	$116,640
371	Mead Johnson Nutrition Co.	26,119
14,455	Mondelez International, Inc., Class A	605,231

		747,990

	Health Care Equipment & Supplies – 1.0%
2,135	CR Bard, Inc.	397,772
3,626	Medtronic PLC	242,724
6,295	St. Jude Medical, Inc.	397,152

		1,037,648

	Health Care Providers & Services – 1.0%
4,927	Aetna, Inc.	539,063
1,584	DaVita HealthCare Partners, Inc.(b)	114,571
1,563	Humana, Inc.	279,777
720	McKesson Corp.	133,221

		1,066,632

	Hotels, Restaurants & Leisure – 1.2%
234	Chipotle Mexican Grill, Inc.(b)	168,539
3,593	McDonald’s Corp.	354,018
7,087	Starbucks Corp.	402,825
2,325	Starwood Hotels & Resorts Worldwide, Inc.	154,566
3,210	Yum! Brands, Inc.	256,639

		1,336,587

	Household Durables – 0.3%
3,106	Lennar Corp., Class A	149,492
7,520	PulteGroup, Inc.	141,902

		291,394

	Industrial Conglomerates – 0.7%
1,397	3M Co.	198,053
2,836	Danaher Corp.	241,655
13,968	General Electric Co.	352,273

		791,981

	Insurance – 1.4%
4,091	Assurant, Inc.	323,230
3,532	Chubb Corp. (The)	433,200
1,288	Lincoln National Corp.	61,129
1,415	Principal Financial Group, Inc.	66,986
5,433	Torchmark Corp.	306,421
9,094	XL Group PLC	330,294

		1,521,260

	Internet & Catalog Retail – 1.1%
1,690	Amazon.com, Inc.(b)	865,094
298	Priceline Group, Inc. (The)(b)	368,584

		1,233,678

	Internet Software & Services – 2.4%
9,796	Facebook, Inc., Class A(b)	880,661
1,376	Google, Inc., Class A(b)	878,397

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – continued
1,389	Google, Inc., Class C(b)	$845,095

		2,604,153

	IT Services – 1.6%
2,826	Accenture PLC, Class A	277,683
4,565	Automatic Data Processing, Inc.	366,843
5,448	Cognizant Technology Solutions Corp., Class A(b)	341,099
1,496	Paychex, Inc.	71,255
10,002	Visa, Inc., Class A	696,739

		1,753,619

	Machinery – 0.4%
2,925	Cummins, Inc.	317,596
1,292	Illinois Tool Works, Inc.	106,345

		423,941

	Media – 1.3%
4,561	CBS Corp., Class B	181,984
6,471	Comcast Corp., Class A	368,071
5,766	Discovery Communications, Inc., Series C(b)	140,056
1,374	Time Warner Cable, Inc.	246,454
1,536	Time Warner, Inc.	105,600
3,924	Walt Disney Co. (The)	401,033

		1,443,198

	Metals & Mining – 0.2%
10,064	Newmont Mining Corp.	161,729

	Multi-Utilities – 0.8%
1,829	CMS Energy Corp.	64,600
7,422	Consolidated Edison, Inc.	496,161
2,712	Dominion Resources, Inc.	190,870
1,716	NiSource, Inc.	31,832
1,585	PG&E Corp.	83,688

		867,151

	Multiline Retail – 0.1%
972	Nordstrom, Inc.	69,702

	Oil, Gas & Consumable Fuels – 3.3%
7,409	Apache Corp.	290,136
13,389	Chevron Corp.	1,056,124
3,373	Cimarex Energy Co.	345,665
1,716	Columbia Pipeline Group, Inc.	31,386
12,712	ConocoPhillips	609,668
9,539	Devon Energy Corp.	353,802
1,438	EOG Resources, Inc.	104,686
2,766	Kinder Morgan, Inc.	76,563
1,064	Marathon Petroleum Corp.	49,295
6,664	Phillips 66	512,062
3,035	Valero Energy Corp.	182,403

		3,611,790

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 3.4%
3,419	Allergan PLC(b)	$929,318
5,373	Bristol-Myers Squibb Co.	318,082
4,064	Johnson & Johnson	379,375
22,883	Merck & Co., Inc.	1,130,191
16,878	Pfizer, Inc.	530,138
10,200	Zoetis, Inc.	420,036

		3,707,140

	Professional Services – 0.3%
2,941	Equifax, Inc.	285,806

	REITs - Apartments – 0.4%
2,394	AvalonBay Communities, Inc.	418,519

	REITs - Diversified – 0.5%
1,960	American Tower Corp.	172,441
4,095	Vornado Realty Trust	370,270

		542,711

	REITs - Regional Malls – 0.6%
3,271	Simon Property Group, Inc.	600,948

	REITs - Storage – 0.4%
2,158	Public Storage	456,698

	Road & Rail – 0.5%
14,026	CSX Corp.	377,299
1,702	Union Pacific Corp.	150,474

		527,773

	Semiconductors & Semiconductor Equipment – 1.5%
2,616	Analog Devices, Inc.	147,568
7,409	Broadcom Corp., Class A	381,045
26,699	Intel Corp.	804,708
1,006	Lam Research Corp.	65,722
6,112	Linear Technology Corp.	246,619

		1,645,662

	Software – 2.9%
4,476	Adobe Systems, Inc.(b)	368,017
38,162	Microsoft Corp.	1,689,050
18,653	Oracle Corp.	673,746
5,230	Salesforce.com, Inc.(b)	363,119

		3,093,932

	Specialty Retail – 1.7%
238	AutoZone, Inc.(b)	172,272
2,585	Bed Bath & Beyond, Inc.(b)	147,397
5,423	Home Depot, Inc. (The)	626,302
5,359	Lowe’s Cos., Inc.	369,342
675	O’Reilly Automotive, Inc.(b)	168,750
4,365	TJX Cos., Inc. (The)	311,748

		1,795,811

Shares	Description	Value (†)

Common Stocks – continued

	Technology Hardware, Storage & Peripherals – 1.4%
10,424	Apple, Inc.	$1,149,767
14,554	Hewlett-Packard Co.	372,728

		1,522,495

	Textiles, Apparel & Luxury Goods – 0.6%
3,774	NIKE, Inc., Class B	464,089
1,713	Under Armour, Inc., Class A(b)	165,784

		629,873

	Thrifts & Mortgage Finance – 0.1%
6,681	Hudson City Bancorp, Inc.	67,946

	Tobacco – 1.8%
14,470	Altria Group, Inc.	787,168
10,730	Philip Morris International, Inc.	851,211
7,522	Reynolds American, Inc.	332,999

		1,971,378

	Total Common Stocks (Identified Cost $54,069,799)	53,876,755

Principal Amount

Short-Term Investments – 39.1%

	Certificates of Deposit – 33.0%
$1,900,000	National Bank of Kuwait, 0.080%, 10/01/2015 (c)	1,900,000
1,800,000	Credit Agricole Corporate & Investment Bank, 0.140%, 10/01/2015	1,800,004
1,700,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 10/01/2015	1,700,000
650,000	Svenska Handelsbanken (NY), 0.235%, 10/02/2015	650,005
1,300,000	Svenska Handelsbanken (NY), 0.210%, 10/05/2015	1,300,018
500,000	Standard Chartered Bank (NY), 0.320%, 10/05/2015	500,013
1,000,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 10/09/2015	1,000,005
900,000	Mizuho Bank Ltd., 0.270%, 10/15/2015	900,038
1,200,000	Banco Del Estado de Chile, 0.306%, 10/20/2015 (c)(e)	1,199,983
1,500,000	Skandinaviska Enskilda Banken (NY), 0.289%, 11/05/2015 (c)(d)	1,499,974
800,000	Wells Fargo, 0.299%, 11/06/2015 (c)(d)	799,986
1,000,000	Standard Chartered Bank (NY), 0.356%, 11/10/2015 (c)(d)	1,000,151
1,000,000	Landesbank Hessen Thueringen Girozentrale, 0.160%, 11/12/2015	999,995
1,500,000	DNB Bank ASA, 0.250%, 11/13/2015	1,500,267

Principal Amount	Description	Value (†)

Short-Term Investments – continued

	Certificates of Deposit – continued
$1,900,000	Credit Industriel et Commercial, 0.200%, 11/20/2015	$1,900,076
1,000,000	Norinchukin Bank, 0.220%, 11/20/2015	1,000,007
1,500,000	State Street Bank and Trust Company, 0.275%, 11/23/2015 (c)	1,499,950
1,200,000	Bank of Nova Scotia (TX), 0.289%, 12/07/2015 (c)	1,199,959
800,000	Sumitomo Mitsui Bank (NY), 0.360%, 1/04/2016	800,072
1,100,000	Sumitomo Mitsui Bank (NY), 0.394%, 1/04/2016 (c)	1,099,937
1,500,000	Bank of Montreal (IL), 0.309%, 1/08/2016 (c)(d)	1,499,955
800,000	Royal Bank of Canada, 0.306%, 1/13/2016 (c)(d)	799,886
1,400,000	National Bank of Canada, 0.480%, 1/13/2016	1,400,591
400,000	Bank of Montreal (IL), 0.366%, 1/14/2016 (c)(e)	399,986
400,000	State Street Bank and Trust Company, 0.367%, 1/15/2016 (c)(d)	399,974
1,800,000	DZ Bank (NY), 0.350%, 1/21/2016	1,800,011
1,900,000	Toronto Dominion Bank, 0.500%, 1/27/2016	1,901,265
1,000,000	Westpac Banking Corp. (NY), 0.329%, 2/08/2016 (c)(d)	999,964
500,000	Royal Bank of Canada, 0.315%, 2/23/2016 (c)(d)	499,975
700,000	Bank of Nova Scotia (TX), 0.396%, 4/01/2016 (c)(e)	699,934
1,000,000	Canadian Imperial Bank of Commerce, 0.461%, 5/17/2016 (c)	999,883

		35,651,864

	Financial Company Commercial Paper – 1.9%
1,000,000	JPMorgan Securities LLC, 0.311%, 11/03/2015 (c)(e)	999,984
500,000	JPMorgan Securities LLC, 0.359%, 1/08/2016 (c)(e)	499,973
500,000	JPMorgan Securities LLC, 0.372%, 1/21/2016 (c)(d)	499,983

		1,999,940

	Other Notes – 1.8%
1,900,000	Bank of America N.A., 0.270%, 11/04/2015 (c)	1,900,393

	Treasuries – 1.5%
100,000	U.S. Treasury Bills, 0.030%, 12/10/2015 (f)	100,007
750,000	U.S. Treasury Bills, 0.075%, 1/07/2016 (f)	749,987

Principal Amount	Description	Value (†)

Short-Term Investments – continued

	Treasuries – continued
$750,000	U.S. Treasury Bills, 0.015%, 11/19/2015 (f)	$750,015

	Total Treasuries (Identified Cost $1,599,661)	1,600,009

	Commercial Paper – 0.9%
1,000,000	Swedbank, 0.270%, 12/22/2015	999,477

	Total Short-Term Investments (Identified Cost $42,149,270)	42,151,683

	Total Investments – 89.0% (Identified Cost $96,219,069)(a)	$96,028,438
	Other assets less liabilities – 11.0%	11,927,859

	Net Assets – 100.0%	$107,956,297

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $96,219,069 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,828,737
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,019,368)

Net unrealized depreciation	$(190,631)

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(d)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/18/2015	2	$190,875	$(3,105)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$53,876,755	$—	$—	$53,876,755
Short-Term Investments*	—	42,151,683	—	42,151,683

Total	$53,876,755	$42,151,683	$—	$96,028,438

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,105)	$—	$—	$(3,105)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. During the period ended September 30, 2015, the Fund used long contracts on U.S. equity market indices to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Liabilities	Unrealized depreciation on futures contracts

Exchange-traded liability derivatives
Equity contracts	$(3,105)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange-traded counterparty credit risk
Margin with brokers	$518,509

Investment Summary at September 30, 2015 (Unaudited)

Pharmaceuticals	3.4%
Oil, Gas & Consumable Fuels	3.3
Banks	3.0
Software	2.9
Internet Software & Services	2.4
Biotechnology	2.1
Other Investments, less than 2% each	32.8
Short-Term Investments	39.1

Total Investments	89.0
Other assets less liabilities (including futures contracts)	11.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 75.7% of Net Assets

Non-Convertible Bonds – 73.3%

	ABS Car Loan – 1.5%
$2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019(b)	$2,316,625
2,450,000	Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022, 144A	2,479,711
2,280,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	2,282,417
2,810,000	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	2,818,084
3,350,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2015-C, Class A3, 1.410%, 2/15/2020	3,359,206
2,455,000	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(c)	2,453,915
3,385,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019	3,395,602
3,215,000	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019	3,227,988

		22,333,548

	ABS Credit Card – 4.1%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.627%, 2/16/2021(c)(d)	3,150,428
1,860,000	American Express Credit Account Master Trust, Series 2013-3, Class A, 0.980%, 5/15/2019(c)	1,863,690
1,015,000	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/2020(c)	1,022,851
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(c)	2,709,561
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.497%, 5/15/2020(c)(d)	2,290,344
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.587%, 6/15/2021(c)(d)	2,050,800
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,078,373
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(c)	6,615,748
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(c)	6,680,092
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.457%, 11/15/2018(b)(d)	3,777,736
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 0.527%, 2/18/2020(c)(d)	3,557,173
4,230,000	Chase Issuance Trust, Series 2015-A2, Class A, 1.590%, 2/18/2020(c)	4,267,677
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,497,200
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(c)	3,180,458
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.633%, 9/10/2020(c)(d)	5,830,831
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	3,010,209

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – continued
$3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	$3,080,687

		59,663,858

	ABS Home Equity – 11.7%
907,099	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.716%, 3/25/2035(c)(d)	885,295
1,110,286	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.590%, 4/25/2035(c)(d)	1,080,147
1,877,698	Adjustable Rate Mortgage Trust, Series 2004-5, Class 6A1, 2.565%, 4/25/2035(c)(d)	1,857,147
948,542	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(c)	987,102
781,718	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	786,661
572,598	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	580,128
1,660,858	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	1,702,225
1,500,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(d)	1,440,540
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	308,033
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,060,970
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,262,849
1,299,057	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(c)	1,335,368
1,836,760	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	1,878,844
1,113,849	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,165,337
1,471,299	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035	1,350,533
968,300	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	982,646
2,049,008	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.545%, 11/20/2034(d)	1,975,764
742,326	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	774,231
1,390,238	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	1,424,773
2,839,188	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.934%, 9/25/2034(d)	2,738,105
1,468,342	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 3.018%, 2/25/2036(d)	1,154,504
1,326,108	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	1,339,174
858,057	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.617%, 5/25/2035(d)	835,416
3,461,725	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 2.734%, 8/25/2035(d)	3,359,894
3,582,636	Citigroup Mortgage Loan Trust, Inc., Series 2014-11, Class 2A1, 0.331%, 8/25/2036, 144A(d)	3,307,933

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$3,185,690	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.399%, 6/25/2047, 144A(c)(d)	$2,947,343
2,488,592	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	2,231,210
400,000	Colony American Homes, Series 2014-2A, Class E, 3.407%, 7/17/2031, 144A(d)	388,494
1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.100%, 5/17/2031, 144A(c)(d)	1,813,283
1,280,000	Colony American Homes, Series 2015-1A, Class D, 2.357%, 7/17/2032, 144A(c)(d)	1,233,041
996,369	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	1,052,941
3,569,813	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	3,560,335
984,041	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(c)	1,015,201
44,544	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.391%, 8/25/2034(d)(e)	43,833
1,103,222	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.404%, 5/25/2035(d)	910,795
811,856	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	789,147
705,341	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	638,170
1,198,578	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 2.880%, 8/25/2034(d)	1,052,070
186,894	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.575%, 9/20/2034(d)	178,404
440,522	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.464%, 4/25/2035(d)	382,616
1,304,533	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	1,220,490
859,966	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.577%, 11/25/2033(c)(d)	826,396
552,208	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.598%, 12/25/2033(d)(e)	541,813
2,317,584	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.661%, 5/25/2034(c)(d)	2,255,227
1,024,813	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	942,942
539,399	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	459,190
504,586	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035	507,052
975,610	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(d)	931,941
465,684	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/2018, 144A	466,609
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.444%, 11/25/2023(d)	499,738

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$2,015,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.394%, 2/25/2024(c)(d)	$2,029,480
1,785,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1.844%, 4/25/2024(c)(d)	1,770,631
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.044%, 10/25/2027(d)	2,572,445
154,123	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	154,866
1,784,152	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.874%, 6/19/2035(d)	1,730,410
682,981	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.165%, 7/19/2035(d)	647,058
259,952	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.843%, 12/25/2034(d)	250,636
1,480,664	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.858%, 12/25/2034(b)(d)	1,469,015
611,402	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.602%, 7/25/2035(d)	576,977
2,227,242	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.809%, 9/25/2035(c)(d)	2,248,243
1,431,334	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	1,190,353
1,127,764	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.974%, 12/25/2034(d)	958,162
2,307,332	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.834%, 7/25/2045(d)	1,995,559
3,035,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.707%, 6/17/2031, 144A(c)(d)	2,964,731
860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 4.407%, 3/17/2032, 144A(d)	859,997
2,726,019	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.479%, 3/25/2036(d)	2,358,235
1,047,167	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 1.993%, 11/25/2033(c)(d)	1,044,973
2,129,300	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.389%, 4/25/2035(d)	2,062,614
732,545	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.719%, 6/25/2035(b)(d)	739,691
2,526,287	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	2,222,307
1,624,310	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.536%, 2/25/2036(d)	1,435,257
3,121,659	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.617%, 1/25/2037(d)	2,738,385
2,484,869	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	2,042,630
66	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.344%, 8/25/2046(d)(e)	65
2,329,609	Lehman XS Trust, Series 2006-4N, Class A2A, 0.414%, 4/25/2046(d)	1,673,286
445,183	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.572%, 5/25/2034(d)(e)	429,106

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$2,366,007	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.614%, 7/25/2034(d)	$2,295,341
543,699	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.701%, 4/25/2036(d)	523,503
795,563	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	825,246
156,753	MASTR Alternative Loan Trust, Series 2004-12, Class 6A2, 5.250%, 12/25/2034(e)	155,220
831,379	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	866,980
1,003,976	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	1,042,363
2,553,762	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,678,709
1,676,467	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,275,075
341,039	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.171%, 5/25/2036(d)	338,083
955,509	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(e)	898,062
1,993,326	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	2,025,959
2,920,631	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	3,059,793
2,253,598	Oak Hill Advisors Residential Loan Trust, Series 15-NPL2 Class A1, 3.721%, 7/25/2055, 144A(d)	2,244,250
681,646	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.553%, 10/25/2035(c)(d)	678,706
2,127,543	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,905,506
785,064	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	806,525
939,132	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.756%, 9/25/2034(b)(d)	929,556
5,517,366	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.514%, 11/25/2034(c)(d)	5,572,325
1,683,130	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.362%, 6/25/2034(c)(d)	1,641,828
643,004	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.504%, 7/25/2035(d)	463,808
1,180,668	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	1,229,943
590,398	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	602,363
3,207,623	U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.721%, 1/27/2035, 144A(c)	3,202,722
2,433,451	U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.721%, 2/27/2035, 144A(c)	2,429,776
5,923,957	VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(b)(d)	5,911,054
1,985,921	VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/2057, 144A(b)(d)	1,983,078
1,540,472	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(c)(d)	1,535,208

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$600,494	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034(b)	$623,896
5,291,740	WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3, 2.485%, 8/25/2035(d)	5,283,739
1,226,021	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.159%, 9/25/2046(d)	1,116,062
3,519,871	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.909%, 1/25/2047(d)	3,172,154
2,270,552	WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3, 2.043%, 5/25/2037(d)	1,964,266
3,574,907	WaMu Mortgage Pass Through Certificates Trust, Series 2005-AR10, Class 1A3, 2.499%, 9/25/2035(d)	3,452,706
322,083	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.739%, 10/25/2033(d)	323,875
1,059,514	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.654%, 2/25/2034(b)(d)	1,060,290
574,701	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.737%, 8/25/2034(b)(d)	572,727
393,414	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	408,224
506,337	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	515,995
1,664,026	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	1,702,074
782,726	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.685%, 6/25/2035(b)(d)	788,113

		169,732,115

	ABS Other – 3.0%
4,671,875	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(c)(d)	4,702,943
3,312,037	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(c)	3,369,309
880,584	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(c)	895,891
2,117,143	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(e)(f)	2,117,143
769,048	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(e)(f)	769,048
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(e)(f)(g)	1,948,639
5,700,000	GE Accounts Receivable Funding, 6.992%, 8/24/2017, 144A(e)(f)	5,700,000
1,464,313	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)	1,481,822
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A	3,119,336
1,495,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(c)	1,494,994
730,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	729,943
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	747,652
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,434,725

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	$1,277,749
264,866	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	266,740
1,046,966	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(c)	1,039,395
2,150,881	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(c)	2,161,190
1,895,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	1,895,811
3,029,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(c)	3,038,175

		43,190,505

	ABS Student Loan – 0.2%
478,042	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.444%, 8/25/2032, 144A(c)(d)	474,691
2,419,133	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.394%, 3/25/2033, 144A(c)(d)	2,397,518

		2,872,209

	Aerospace & Defense – 0.9%
2,340,000	KLX, Inc., 5.875%, 12/01/2022, 144A	2,276,375
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	5,762,880
825,000	Rockwell Collins, Inc., 0.687%, 12/15/2016(c)(d)	823,588
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,738,763

		13,601,606

	Airlines – 1.9%
28,340,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A(c)	27,031,259

	Automotive – 3.4%
3,700,000	American Honda Finance Corp., Series MTN, 0.777%, 9/20/2017 (d)	3,700,041
6,590,000	Daimler Finance North America LLC, 0.980%, 8/01/2016, 144A(c)(d)	6,587,186
5,250,000	Ford Motor Credit Co. LLC, 1.561%, 5/09/2016(c)(d)	5,266,548
6,100,000	Hyundai Capital Services, Inc., 1.140%, 3/18/2017, 144A(c)(d)	6,085,677
5,960,000	Nissan Motor Acceptance Corp., 0.884%, 3/03/2017, 144A(c)(d)	5,941,739
6,640,000	Nissan Motor Acceptance Corp., 1.026%, 9/26/2016, 144A(c)(d)	6,640,511
10,650,000	Toyota Motor Credit Corp., 0.611%, 5/17/2016(c)(d)	10,659,713
3,210,000	Volkswagen International Finance NV, 0.765%, 11/18/2016, 144A(b)(d)	3,119,019

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,295,000	ZF North America Capital, Inc., 4.500%, 4/29/2022, 144A	$1,223,775

		49,224,209

	Banking – 6.5%
10,625,000	Ally Financial, Inc., 4.125%, 3/30/2020	10,505,469
3,310,000	Bank of America Corp., 1.329%, 1/15/2019(c)(d)	3,335,394
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024(c)	6,820,113
3,080,000	Bank of America Corp., Series L, MTN, 3.950%, 4/21/2025(c)	2,996,332
7,260,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.356%, 9/14/2018, 144A(d)	7,276,894
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(c)	12,783,968
7,200,000	Morgan Stanley, 4.350%, 9/08/2026(c)	7,237,051
5,730,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	6,201,052
5,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(h)	6,034,925
12,840,000	Santander Holdings USA, Inc., 4.500%, 7/17/2025	12,898,692
3,000,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	2,974,902
6,935,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%(h)	6,770,294
8,400,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(h)	8,200,500

		94,035,586

	Building Materials – 0.8%
3,660,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	2,680,950
7,285,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	6,629,350
890,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	932,275
1,790,000	Owens Corning, 4.200%, 12/01/2024(c)	1,778,186

		12,020,761

	Cable Satellite – 1.7%
4,045,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	3,729,085
4,035,000	CCO Safari II LLC, 6.484%, 10/23/2045, 144A	4,070,710
1,230,000	CSC Holdings LLC, 5.250%, 6/01/2024	970,163
2,320,000	CSC Holdings LLC, 6.750%, 11/15/2021	2,076,400

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$3,440,000	DISH DBS Corp., 5.875%, 7/15/2022	$3,044,400
5,650,000	DISH DBS Corp., 5.875%, 11/15/2024	4,798,969
3,080,000	DISH DBS Corp., 6.750%, 6/01/2021	2,966,410
1,225,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A(i)	1,238,781
860,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A(i)	869,675
2,065,000	Time Warner Cable, Inc., 4.500%, 9/15/2042(c)	1,632,636

		25,397,229

	Chemicals – 0.4%
2,596,000	Albemarle Corp., 4.150%, 12/01/2024(c)	2,604,167
3,170,000	Hercules, Inc., 6.500%, 6/30/2029	2,924,325

		5,528,492

	Collateralized Mortgage Obligations – 0.6%
1,047,156	Chase Mortgage Finance Trust, Series 2007-A1, Class 11M1, 2.465%, 3/25/2037(d)	973,133
61,403,683	Government National Mortgage Association, Series 2012-135, Class IO, 0.688%, 1/16/2053(c)(d)(j)	3,512,352
4,475,256	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.481%, 2/25/2036(d)	4,357,516

		8,843,001

	Construction Machinery – 1.2%
17,660,000	Caterpillar Financial Services Corp., MTN, 0.572%, 2/26/2016(c)(d)	17,668,071

	Consumer Cyclical Services – 0.2%
3,185,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	3,137,225

	Electric – 1.5%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)(c)	961,809
5,600,000	EDP Finance BV, 4.125%, 1/15/2020, 144A(c)	5,676,250
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	13,961,667
1,275,000	Talen Energy Supply LLC, 6.500%, 6/01/2025, 144A	1,096,500

		21,696,226

	Finance Companies – 2.3%
2,300,000	Air Lease Corp., 3.750%, 2/01/2022(c)	2,287,872
8,365,000	Air Lease Corp., 4.250%, 9/15/2024(c)	8,197,700

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$2,510,000		Aircastle Ltd., 5.500%, 2/15/2022	$2,535,100
3,005,000		iStar, Inc., 4.000%, 11/01/2017	2,892,313
10,810,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	10,107,350
7,106,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,670,757

			32,691,092

		Financial Other – 0.5%
6,780,000		Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,881,700

		Food & Beverage – 0.9%
10,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(c)	2,220,204
2,300,000		Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	453,560
3,500,000		General Mills, Inc., 0.594%, 1/29/2016(c)(d)	3,498,058
6,980,000		PepsiCo, Inc., 0.539%, 7/17/2017(d)	6,981,257

			13,153,079

		Gaming – 0.7%
10,215,000		MGM Resorts International, 6.000%, 3/15/2023	9,921,319

		Government Owned - No Guarantee – 1.7%
630,000		Corporacion Financiera de Desarrollo S.A., 3.250%, 7/15/2019, 144A(c)	630,472
1,240,000		Corporacion Financiera de Desarrollo S.A., (fixed rate to 7/15/2024, variable rate thereafter), 5.250%, 7/15/2029, 144A(c)	1,218,300
18,670,000,000		Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	5,381,266
13,230,000		Petrobras Global Finance BV, 5.625%, 5/20/2043(c)	8,103,375
3,080,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	2,009,700
4,695,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	3,051,750
225,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	149,220
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(c)	4,176,406

			24,720,489

		Independent Energy – 3.4%
1,095,000		Antero Resources Corp., 5.125%, 12/01/2022	941,700
150,000		Baytex Energy Corp., 5.125%, 6/01/2021, 144A	119,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$545,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	$430,550
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	588,250
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	167,400
45,000	California Resources Corp., 5.500%, 9/15/2021	27,450
4,235,000	California Resources Corp., 6.000%, 11/15/2024	2,522,472
2,905,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,895,513
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	76,656
140,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	104,037
800,000	Concho Resources, Inc., 5.500%, 10/01/2022	762,000
4,455,000	Concho Resources, Inc., 5.500%, 4/01/2023	4,243,387
295,000	Continental Resources, Inc., 3.800%, 6/01/2024	239,272
210,000	Continental Resources, Inc., 4.500%, 4/15/2023	182,359
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022(c)	10,031,875
3,415,000	Diamondback Energy, Inc., 7.625%, 10/01/2021	3,585,750
1,195,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	993,344
4,519,000	Matador Resources Co., 6.875%, 4/15/2023, 144A	4,338,240
925,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	723,813
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	147,600
645,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	512,775
2,350,000	Noble Energy, Inc., 5.625%, 5/01/2021	2,364,100
1,285,000	Noble Energy, Inc., 5.875%, 6/01/2022	1,282,576
310,000	Noble Energy, Inc., 5.875%, 6/01/2024	308,450
1,260,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	998,298
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(k)	380
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(k)	398
4,430,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	4,252,800
2,705,000	RSP Permian, Inc., 6.625%, 10/01/2022	2,596,800

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,055,000	SM Energy Co., 5.000%, 1/15/2024	$892,794
575,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	327,750
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	348,000
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	3,051,563

		49,057,602

	Industrial Other – 0.1%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(c)	2,134,000

	Integrated Energy – 1.1%
2,935,000	BP Capital Markets PLC, 0.731%, 11/07/2016(b)(d)	2,940,183
6,595,000	Chevron Corp., 0.491%, 11/15/2017(c)(d)	6,574,905
7,020,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A	2,421,900
2,090,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A	773,300
3,310,000	Shell International Finance BV, 0.531%, 11/15/2016(c)(d)	3,310,053

		16,020,341

	Life Insurance – 0.8%
8,600,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(c)	11,291,323

	Lodging – 0.3%
4,900,000	Wyndham Worldwide Corp., 5.100%, 10/01/2025	4,967,836

	Media Entertainment – 0.1%
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	1,363,365

	Metals & Mining – 0.1%
1,928,000	ArcelorMittal, 7.750%, 10/15/2039	1,571,320

	Midstream – 1.9%
4,345,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	3,857,556
5,065,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	4,634,475
1,710,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(c)	1,835,391
5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	4,454,719
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	149,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	$612,375
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,071,000
6,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	5,744,325
1,310,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,300,175
4,195,000	Williams Partners LP, 4.000%, 9/15/2025	3,633,373

		27,293,239

	Non-Agency Commercial Mortgage-Backed Securities – 5.0%
645,475	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.931%, 5/11/2039, 144A(c)(d)	659,866
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.707%, 8/15/2029, 144A(b)(d)	1,566,568
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 3.877%, 8/15/2029, 144A(d)	1,600,629
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.392%, 5/15/2018, 144A(d)(f)	3,442,048
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.723%, 4/15/2044, 144A(c)(d)	4,850,518
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.348%, 10/15/2031, 144A(d)(f)	2,133,373
691,336	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.357%, 6/15/2034, 144A(c)(d)	688,527
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.957%, 6/15/2034, 144A(c)(d)	850,587
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.607%, 6/15/2034, 144A(c)(d)	1,594,375
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.457%, 3/15/2017, 144A(c)(d)	3,681,056
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.735%, 11/10/2046, 144A(c)(d)	2,755,792
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.207%, 3/15/2018, 144A(d)	1,293,500
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(c)(d)	7,497,056
6,295,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.989%, 8/10/2045(d)	6,316,302
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(c)	1,920,621
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(c)	1,468,011
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/05/2030, 144A(d)	1,595,307
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(d)	1,562,428
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.694%, 7/15/2036, 144A(d)	3,090,000
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.902%, 4/12/2049(b)(d)	1,388,645

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.479%, 6/15/2044, 144A(c)(d)	$1,665,910
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.479%, 6/15/2044, 144A(c)(d)	2,215,903
9,885,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(f)	9,966,057
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.707%, 11/15/2026, 144A(c)(d)	2,279,505
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.457%, 11/15/2026, 144A(c)(d)	2,206,613
700,000	SCG Trust, Series 2013-SRP1, Class D, 3.541%, 11/15/2026, 144A(c)(d)	691,811
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.644%, 2/15/2044, 144A(b)(d)	2,762,159

		71,743,167

	Oil Field Services – 0.0%
375,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	245,225

	Pharmaceuticals – 2.9%
7,500,000	AbbVie, Inc., 3.600%, 5/14/2025(c)	7,397,003
11,115,000	Celgene Corp., 3.875%, 8/15/2025	11,117,067
4,455,000	Gilead Sciences, Inc., 4.750%, 3/01/2046	4,475,546
3,070,000	Johnson & Johnson, 0.395%, 11/28/2016(c)(d)	3,070,267
5,570,000	Merck & Co., Inc., 0.436%, 2/10/2017(c)(d)	5,565,455
2,230,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,118,500
8,060,000	VRX Escrow Corp., 4.500%, 5/15/2023, 144A, (EUR)	8,036,179

		41,780,017

	Property & Casualty Insurance – 0.4%
5,435,000	Old Republic International Corp., 4.875%, 10/01/2024(c)	5,697,559

	Railroads – 0.3%
4,700,000	Canadian National Railway Co., 0.501%, 11/06/2015(b)(d)	4,699,370

	REITs - Health Care – 0.2%
2,510,000	Healthcare Realty Trust, Inc., 3.875%, 5/01/2025(c)	2,438,728

	REITs - Hotels – 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022(c)	2,285,735

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Shopping Centers – 0.2%
$3,225,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025(c)	$3,131,668

	Retailers – 0.5%
5,490,000	Lowe’s Cos., Inc., 0.936%, 9/14/2018(d)	5,509,292
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(c)	1,263,600

		6,772,892

	Technology – 3.6%
1,280,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,267,200
1,542,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,542,000
2,415,000	Flextronics International Ltd., 4.750%, 6/15/2025, 144A	2,339,459
11,225,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025, 144A	11,194,131
10,955,000	Keysight Technologies, Inc., 4.550%, 10/30/2024, 144A(b)	10,670,291
7,847,000	KLA-Tencor Corp., 4.650%, 11/01/2024(b)	7,841,366
3,565,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	3,270,887
4,165,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	3,748,500
3,890,000	Open Text Corp., 5.625%, 1/15/2023, 144A	3,858,394
6,125,000	Verisk Analytics, Inc., 5.500%, 6/15/2045(b)	6,019,552

		51,751,780

	Treasuries – 5.6%
81,191,697	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(l)	80,668,416

	Wirelines – 0.9%
4,280,000	Frontier Communications Corp., 11.000%, 9/15/2025, 144A	4,140,900
7,110,000	Level 3 Financing, Inc., 5.125%, 5/01/2023, 144A	6,781,163
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,711,486

		12,633,549

	Total Non-Convertible Bonds (Identified Cost $1,107,532,564)	1,060,890,711

Convertible Bonds – 2.4%

	Consumer Cyclical Services – 0.2%
3,060,000	Jarden Corp., 1.125%, 3/15/2034	3,499,875

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Consumer Products – 0.1%
$1,760,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$1,399,200

	Leisure – 0.4%
7,305,000	Rovi Corp., 0.500%, 3/01/2020, 144A	5,633,981

	Metals & Mining – 0.1%
745,000	RTI International Metals, Inc., 1.625%, 10/15/2019	783,181

	Midstream – 0.9%
4,385,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,771,100
11,350,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	9,243,156

		13,014,256

	Pharmaceuticals – 0.2%
1,625,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,183,594

	REITs - Mortgage – 0.0%
440,000	Redwood Trust, Inc., 4.625%, 4/15/2018	422,125

	Technology – 0.5%
915,000	Novellus Systems, Inc., 2.625%, 5/15/2041(c)	1,791,684
2,925,000	Nuance Communications, Inc., 1.500%, 11/01/2035	3,010,922
4,014,000	SunEdison, Inc., 2.625%, 6/01/2023, 144A	2,022,053

		6,824,659

	Total Convertible Bonds (Identified Cost $39,471,771)	33,760,871

	Total Bonds and Notes (Identified Cost $1,147,004,335)	1,094,651,582

Senior Loans – 9.8%

	Aerospace & Defense – 0.5%
2,711,153	Transdigm, Inc., 2015 Term Loan E, 3.500%, 5/14/2022(d)	2,666,528
1,635,915	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(d)	1,613,715
2,975,293	Transdigm, Inc., Term Loan D, 3.750%, 6/04/2021(d)	2,935,454

		7,215,697

	Automotive – 0.4%
1,631,520	Gates Global, Inc., Term Loan B, 4.250%, 7/05/2021(d)	1,542,945
2,357,918	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(d)	2,247,874

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Automotive – continued
$1,974,018	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(d)	$1,960,456

		5,751,275

	Building Materials – 0.9%
3,130,076	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(d)	3,101,373
560,000	Beacon Roofing Supply, Inc., Term Loan B, 10/01/2022(m)	558,365
2,169,133	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(d)	2,155,576
2,280,000	HD Supply, Inc., 2015 Term Loan B, 3.750%, 8/13/2021(d)	2,269,170
1,420,714	Ply Gem Industries, Inc., Term Loan, 4.000%, 2/01/2021(d)	1,403,665
3,278,963	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 9/28/2020(d)	3,255,747

		12,743,896

	Cable Satellite – 0.1%
2,218,593	Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.500%, 6/30/2023(d)	2,183,939

	Chemicals – 0.3%
1,539,821	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.750%, 2/01/2020(d)	1,524,700
438,570	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(d)	435,281
1,173,000	MacDermid, Inc., USD 1st Lien Term Loan, 4.500%, 6/07/2020(d)	1,134,385
822,938	Royal Holdings, Inc., 2015 1st Lien Term Loan, 4.500%, 6/19/2022(d)	818,205

		3,912,571

	Consumer Cyclical Services – 0.4%
5,121,952	ServiceMaster Co., 2014 Term Loan B, 4.250%, 7/01/2021(d)	5,110,735

	Consumer Products – 0.2%
637,621	Bauer Performance Sports Ltd., Term Loan B, 4.500%, 4/15/2021(d)	637,226
419,911	Libbey Glass, Inc., Term Loan B, 3.750%, 4/09/2021(d)	418,336
2,011,284	SRAM LLC, New Term Loan B, 4.017%, 4/10/2020(n)	1,895,635

		2,951,197

	Diversified Manufacturing – 0.1%
598,791	Doncasters Finance U.S. LLC, USD Term Loan, 4.500%, 4/09/2020(d)	595,797
832,552	Entegris, Inc., Term Loan B, 3.500%, 4/30/2021(d)	823,536
538,123	Milacron LLC, Term Loan B, 4.500%, 9/28/2020(d)	536,778

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Diversified Manufacturing – continued
$92,368	WESCO Distribution, Inc., Term Loan B, 3.750%, 12/12/2019(d)	$92,252

		2,048,363

	Electric – 0.3%
1,809,353	Calpine Construction Finance Co. LP, Original Term Loan B1, 3.000%, 5/03/2020(d)	1,760,500
2,149,613	Calpine Corp., Term Loan B5, 3.500%, 5/27/2022(d)	2,112,596

		3,873,096

	Finance Companies – 0.1%
881,959	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(d)	877,002

	Financial Other – 0.1%
1,207,967	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(d)	1,191,358
543,192	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(d)	540,476

		1,731,834

	Food & Beverage – 0.0%
406,105	Reddy Ice Corp., 1st Lien Term Loan, 6.752%, 5/01/2019(n)	335,037

	Health Insurance – 0.2%
2,978,337	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(d)	2,929,015

	Healthcare – 0.2%
1,481,250	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 6/30/2021(d)	1,451,625
1,703,126	Renaissance Learning, Inc., New 1st Lien Term Loan, 4.500%, 4/09/2021(d)	1,647,775

		3,099,400

	Industrial Other – 1.0%
1,080,784	Brickman Group Ltd. LLC, 1st Lien Term Loan, 4.000%, 12/18/2020(d)	1,062,606
2,298,068	Crosby U.S. Acquisition Corp., 1st Lien Term Loan, 3.750%, 11/23/2020(d)	1,987,828
5,248,329	Generac Power Systems, Inc., Term Loan B, 3.500%, 5/31/2020(d)	5,064,638
511,485	Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/2019(d)	509,567
1,915,749	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(d)	1,898,986
1,230,000	Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.250%, 5/15/2022(d)	1,220,012
174,288	USAGM HoldCo LLC, 2015 Delayed Draw Term Loan, 1.875%, 7/28/2022(o)	172,001
21,341	USAGM HoldCo LLC, 2015 Delayed Draw Term Loan, 4.750%, 7/28/2022(d)	21,061

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Industrial Other – continued
$2,774,371	USAGM HoldCo LLC, 2015 Term Loan, 4.750%, 7/28/2022(d)	$2,737,971

		14,674,670

	Leisure – 0.1%
1,790,338	Time, Inc., Term Loan B, 4.250%, 4/26/2021(d)	1,783,624

	Midstream – 0.2%
1,002,817	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(d)	985,267
1,598,385	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(d)	1,539,581

		2,524,848

	Natural Gas – 0.1%
967,651	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(d)	870,886

	Other Utility – 0.2%
3,168,012	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(d)	3,125,782

	Packaging – 0.4%
3,270,000	Berry Plastics Holding Corp., Term Loan F, 10/01/2022(m)	3,261,302
2,498,921	Signode Industrial Group U.S., Inc., USD Term Loan B, 3.750%, 5/01/2021(d)	2,477,055

		5,738,357

	Pharmaceuticals – 0.8%
2,230,978	Amneal Pharmaceuticals LLC, New Term Loan, 4.500%, 11/01/2019(n)	2,225,400
1,809,110	Endo Luxembourg Finance Co. I S.a r.l., 2015 Term Loan B, 3.750%, 9/26/2022(d)	1,801,765
979,090	IMS Health, Inc., New USD Term Loan, 3.500%, 3/17/2021(d)	973,588
3,925,163	Jaguar Holding Co. II, 2015 Term Loan B, 4.250%, 8/18/2022(d)	3,874,881
2,990,460	Mallinckrodt International Finance S.A., Term Loan B, 3.250%, 3/19/2021(d)	2,930,651

		11,806,285

	Property & Casualty Insurance – 0.5%
3,046,605	Hub International Ltd., Term Loan B, 4.000%, 10/02/2020(d)	2,973,304
1,482,550	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(d)	1,480,697
3,319,468	Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/2019(d)	3,313,260

		7,767,261

	Refining – 0.2%
2,541,071	Western Refining, Inc., Term Loan B, 4.250%, 11/12/2020(d)	2,526,790

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Retailers – 0.4%
$320,175	Hillman Group, Inc. (The), Term Loan B, 4.500%, 6/30/2021(d)	$318,574
3,154,476	PetSmart, Inc., Term Loan B, 4.250%, 3/11/2022(d)	3,146,274
600,355	Staples, Inc., Term Loan B, 4/07/2021(m)	596,831
1,891,757	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(d)	1,855,492

		5,917,171

	Technology – 1.0%
2,846,650	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(d)	2,789,717
1,226,925	Dell International LLC, USD Term Loan B2, 4.000%, 4/29/2020(d)	1,220,030
3,037,917	Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 6/03/2020(d)	2,936,025
3,259,694	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(d)	2,640,352
3,185,018	MA FinanceCo. LLC, Term Loan B, 5.250%, 11/19/2021(d)	3,180,050
1,435,700	NXP BV, Term Loan D, 3.250%, 1/11/2020(d)	1,430,316

		14,196,490

	Transportation Services – 0.1%
777,137	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(d)	748,965
516,613	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(d)	510,801

		1,259,766

	Wireless – 0.1%
1,352,875	SBA Senior Finance II LLC, Term Loan B1, 3.250%, 3/24/2021(d)	1,334,652

	Wirelines – 0.9%
2,847,863	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/2022(d)	2,666,311
3,522,300	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(d)	3,498,102
2,114,040	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(d)	2,094,654
1,991,661	LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 4/13/2020(d)	1,951,828
3,018,325	Zayo Group LLC, Term Loan B, 3.750%, 5/06/2021(d)	2,996,714

		13,207,609

	Total Senior Loans (Identified Cost $143,738,691)	141,497,248

Loan Participations – 0.2%

	ABS Other – 0.2%
2,513,906	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (d)(f)(p) (Identified Cost $2,532,760)	2,520,191

Shares	Description	Value (†)

Preferred Stocks – 1.4%

Convertible Preferred Stocks – 0.8%

	Consumer Non-Cyclical Services – 0.3%
74,522	Tyson Foods, Inc., 4.750%	$3,819,998

	Electric – 0.1%
17,432	Dominion Resources, Inc., 6.375%(b)	864,802
11,055	Dominion Resources, Inc., Series A, 6.125%(c)	611,452
9,938	Dominion Resources, Inc., Series B, 6.000%(c)	556,329

		2,032,583

	Metals & Mining – 0.4%
180,668	Alcoa, Inc., Series 1, 5.375%	6,034,311

	Total Convertible Preferred Stocks (Identified Cost $13,617,727)	11,886,892

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.3%
3,802	Ally Financial, Inc., Series G, 7.000%, 144A	3,814,000

	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b)	4,267,250

	Total Non-Convertible Preferred Stocks (Identified Cost $7,754,788)	8,081,250

	Total Preferred Stocks (Identified Cost $21,372,515)	19,968,142

Common Stocks – 0.1%

	Energy Equipment & Services – 0.1%
35,206	Halliburton Co. (Identified Cost $1,500,770)	1,244,532

Other Investments – 0.6%

	Aircraft ABS – 0.6%
900	ECAF I Blocker Ltd.(e)(f) (Identified Cost $9,000,000)	9,000,000

Units of Currency(†††)

Purchased Options – 0.5%

	Over-the-Counter Options on Currency – 0.5%
64,050,000	CNH Call, expiring January 19, 2016 at 6.2123(q)(r)	95,114
49,600,000	JPY Call, expiring December 24, 2015 at 117(q)(s)	567,077
61,600,000	KRW Put, expiring November 25, 2015 at 1113(q)(r)	3,946,158

Notional Amount/ Units of Currency(†††)	Description	Value(†)

Purchased Options – continued

	Over-the-Counter Options on Currency – continued
48,800,000	TWD Put, expiring January 19, 2016 at 31.1000(q)(r)	$3,086,844

		7,695,193

	Total Purchased Options (Identified Cost $3,098,459)	7,695,193

Purchased Swaptions – 0.2%

	Interest Rate Swaptions – 0.2%
$1,570,000,000	1-year Interest Rate Swap Put, expiring 9/12/2016, Pay 28-day TIIE, Receive MXN 4.910% (r)(t)	476,361
1,225,000,000	1-year Interest Rate Swap Put, expiring 08/17/2016, Pay 28-day TIIE, Receive MXN 4.890% (t)(u)	370,488
336,950,000	1-year Interest Rate Swap Put, expiring 08/16/2016, Pay 28-day TIIE, Receive MXN 4.900% (t)(v)	103,147
130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR (r)(t)	2,450,338
1,375,000,000	1-year Interest Rate Swap Put, expiring 10/16/2015, Pay 28-day TIIE, Receive MXN 4.400% (r)(t)	371,720

	Total Purchased Swaptions (Identified Cost $5,319,945)	3,772,054

Principal Amount (‡)

Short-Term Investments – 10.1%
$590,426	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2015 at 0.000% to be repurchased at $590,426 on 10/01/2015 collateralized by $591,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $602,259 including accrued interest(w)	590,426
135,894,585	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $135,894,623 on 10/01/2015 collateralized by $137,155,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $137,155,000; $1,465,000 U.S. Treasury Note, 0.625% due 9/30/2017 valued at $1,463,169 including accrued interest(w)	135,894,585
9,400,000	U.S. Treasury Bills, 0.130%, 1/14/2016(x)(y)	9,399,793

	Total Short-Term Investments (Identified Cost $145,881,447)	145,884,804

	Total Investments – 98.6% (Identified Cost $1,479,448,922)(a)	1,426,233,746
	Other assets less liabilities – 1.4%	20,464,723

	Net Assets – 100.0%	$1,446,698,469

Notional Amount/ Units of Currency(†††)

Written Options – (0.1%)

	Over-the-Counter Options on Currency – (0.1%)
61,600,000	KRW Put, expiring November 25, 2015 at 1150(q)(r) (Premiums Received $980,364)	$(2,302,423)

Written Swaptions – (0.1%)

	Interest Rate Swaptions – (0.1%)
$130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070% (r)(t) (Premiums Received $1,783,740)	$(952,648)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, securities of the Fund were fair valued, as follows:

Type	Value included in Net Assets (reflected at absolute value)	Percentage of Net Assets
Illiquid securities[1]	$37,596,499	2.6%
Other fair valued securities[2]	21,602,929	1.5%

	$59,199,428	4.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on currency are expressed as units of currency.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $1,479,646,054 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,152,844
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(69,565,152)

Net unrealized depreciation	$(53,412,308)

At December 31, 2014, the Fund had a short-term capital loss carryforward of $36,722,563 with no expiration date and a long-term capital loss carryforward of $17,622,766 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or swaptions.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or swaptions.
(d)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(e)	Fair valued by the Fund’s adviser. At September 30, 2015, the value of these securities amounted to $21,602,929 or 1.5% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security. At September 30, 2015, the value of these securities amounted to $37,596,499 or 2.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.
(g)	Non-income producing security.
(h)	Perpetual bond with no specified maturity date.
(i)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Treasury Inflation Protected Security (TIPS).
(m)	Position is unsettled. Contract rate was not determined at September 30, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2015.
(o)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(p)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

(q)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(r)	Counterparty is Bank of America, N.A.
(s)	Counterparty is Morgan Stanley & Co.
(t)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

(u)	Counterparty is Deutsche Bank AG.
(v)	Counterparty is JPMorgan Chase Bank, N.A.
(w)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(x)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(y)	All of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of Rule 144A holdings amounted to $440,971,342 or 30.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
TIIE	Tasa de Interes de Equilibrio - Equilibrium Interbank Interest Rate

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2015, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Barclays Bank PLC	CDX.EM* Series 24, 5-Year	(1.00%)	12/20/2020	$31,600,000	$4,297,600	$4,079,126	$(218,474)	$(7,022)
Barclays Bank PLC	Republic of Turkey	(1.00%)	9/20/2020	7,300,000	582,084	674,161	92,077	(2,028)
Deutsche Bank AG	CDX.EM* Series 24, 5-Year	(1.00%)	12/20/2020	27,700,000	3,753,350	3,575,690	(177,660)	(6,156)

Total						$8,328,977	$(304,057)	$(15,206)

At September 30, 2015, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY** Series 25, 5-Year	5.00%	12/20/2020	5.03%	$14,500,000	$(16,588)	$42,640	$2,014
CDX.NA.HY** Series 25, 5-Year	5.00%	12/20/2020	5.03%	14,500,000	(16,588)	49,878	2,014

Total					$(33,176)	$92,518	$4,028

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.
**	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At September 30, 2015, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	05/8/2025	7.950%	3-month SAFEX-JIBAR	$72,103
Barclays Bank PLC	291,000,000	ZAR	05/5/2025	7.950%	3-month SAFEX-JIBAR	581,540
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	04/17/2025	7.720%	3-month SAFEX-JIBAR	175,121

Total						$828,764

[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

JIBAR	Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	10/08/2015	Brazilian Real	27,700,000	$6,970,733	$348,016
Sell[1]	10/28/2015	Brazilian Real	85,675,000	21,422,413	(517,404)
Buy[1]	10/30/2015	Chilean Peso	10,000,000,000	14,330,138	191,865
Buy[2]	10/30/2015	Colombian Peso	46,000,000,000	14,851,019	284,838
Sell[2]	10/21/2015	Colombian Peso	18,400,000,000	5,946,344	167,222
Sell[3]	10/21/2015	Euro	7,636,000	8,534,868	104,812
Sell[3]	10/21/2015	Euro	143,000	159,833	(388)
Sell[2]	10/28/2015	Euro	9,845,000	11,005,077	91,478
Sell[1]	10/30/2015	Euro	26,000,000	29,064,577	91,564
Buy[1]	10/30/2015	Hungarian Forint	7,777,600,000	27,712,824	14,819
Buy[1]	10/30/2015	Mexican Peso	159,000,000	9,384,043	41,050
Sell[4]	10/21/2015	Mexican Peso	11,230,986	663,332	13,862
Sell[2]	10/28/2015	Mexican Peso	5,362,500	316,542	(6,275)
Sell[2]	10/28/2015	South African Rand	285,600,000	20,516,855	(263,690)
Sell[1]	9/19/2016	Yuan Renminbi	235,000,000	36,304,120	(676,467)

Total					$(114,698)

At September 30, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
10/21/2015	Canadian Dollar	39,605,840	Euro[1]	26,500,000	(55,907)
11/06/2015	Swiss Franc	28,800,105	British Pound[5]	19,000,000	(848,096)
10/06/2015	Canadian Dollar	29,149,950	Australian Dollar[1]	30,000,000	(790,443)
10/06/2015	Australian Dollar	30,000,000	Canadian Dollar[1]	27,726,000	(276,551)

Total					$(1,970,997)

[1]	Counterparty is Bank of America, N.A.
[2]	Counterparty is Credit Suisse International
[3]	Counterparty is Deutsche Bank AG
[4]	Counterparty is Morgan Stanley & Co.
[5]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/19/2016	1,398	$346,197,225	$(1,332,363)
Eurodollar	12/18/2017	1,420	349,870,250	(1,559,228)

Total				$(2,891,591)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$167,664,016	$2,068,099	(a)	$169,732,115
ABS Other	—	16,755,128	26,435,377	(b)	43,190,505
Non-Agency Commercial Mortgage-Backed Securities	—	54,908,189	16,834,978	(c)	71,743,167
All Other Non-Convertible Bonds*	—	776,224,924	—		776,224,924

Total Non-Convertible Bonds	—	1,015,552,257	45,338,454		1,060,890,711

Convertible Bonds*	—	33,760,871	—		33,760,871

Total Bonds and Notes	—	1,049,313,128	45,338,454		1,094,651,582

Senior Loans*	—	141,497,248	—		141,497,248
Loan Participations*	—	—	2,520,191	(c)	2,520,191
Preferred Stocks
Convertible Preferred Stocks*	11,886,892	—	—		11,886,892
Non-Convertible Preferred Stocks
Cable Satellite	—	4,267,250	—		4,267,250
Banking	3,814,000	—	—		3,814,000

Total Preferred Stocks	15,700,892	4,267,250	—		19,968,142

Common Stocks*	1,244,532	—	—		1,244,532
Other Investments*	—	—	9,000,000	(a)	9,000,000
Purchased Options*	—	7,695,193	—		7,695,193
Purchased Swaptions*	—	3,772,054	—		3,772,054
Short-Term Investments	—	145,884,804	—		145,884,804

Total Investments	16,945,424	1,352,429,677	56,858,645		1,426,233,746

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	92,077	—		92,077
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	52,240	—	—		52,240
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	828,764	—		828,764
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,349,526	—		1,349,526

Total	$16,997,664	$1,354,700,044	$56,858,645		$1,428,556,353

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(2,302,423)	$—	$(2,302,423)
Written Swaptions*	—	(952,648)	—	(952,648)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(396,134)	—	(396,134)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,435,221)	—	(3,435,221)
Futures Contracts (unrealized depreciation)	(2,891,591)	—	—	(2,891,591)

Total	$(2,891,591)	$(7,086,426)	$—	$(9,978,017)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices ($15,900,547) or fair valued by the Fund’s adviser ($10,534,830).
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2014 and/or September 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$811,274	$—	$28,264	$(11,655)	$—	$(512,985)	$1,753,201	$—	$2,068,099	$(12,407)
ABS Other	20,098,815	—	1,820	(882,747)	13,694,336	(1,085,626)	—	(5,391,221)	26,435,377	(1,192,003)
Non-Agency Commercial Mortgage-Backed Securities	4,387,394	—	(11,816)	77,615	13,327,048	(945,263)	—	—	16,834,978	66,083
Loan Participations	2,657,911	—	(981)	(5,958)	—	(130,781)	—	—	2,520,191	(6,284)
Other Investments
Aircraft ABS	—	—	—	—	9,000,000	—	—	—	9,000,000	—

Total	$27,955,394	$—	$17,287	$(822,745)	$36,021,384	$(2,674,655)	$1,753,201	$(5,391,221)	$56,858,645	$(1,144,611)

A debt security valued at $680,102 was transferred from Level 2 to Level 3 during the period ended September 30, 2015. At December 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $1,073,099 was transferred from Level 2 to Level 3 during the period ended September 30, 2015. At December 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Debt securities valued at $5,391,221 were transferred from Level 3 to Level 2 during the period ended September 30, 2015. At December 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2015, the Fund used forward foreign currency and option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2015, the Fund engaged in futures contracts and interest rate swap agreements to manage duration and for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2015, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2015, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2015, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$3,772,054	$—	$—	$828,764	$4,600,818
Foreign exchange contracts	7,695,193	1,349,526	—	—	9,044,719
Credit contracts	—	—	—	8,328,977	8,328,977

Total asset derivatives	$11,467,247	$1,349,526	$—	$9,157,741	$21,974,514

Liabilities	Options/swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$(952,648)	$—	$—	$—	$(952,648)
Foreign exchange contracts	(2,302,423)	(3,435,221)	—	—	(5,737,644)

Total over-the-counter liability derivatives	$(3,255,071)	$(3,435,221)	$—	$—	$(6,690,292)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(2,891,591)	$—	$(2,891,591)
Credit contracts	—	—	—	(33,176)	(33,176)

Total exchange-traded/cleared liability derivatives	$—	$—	$(2,891,591)	$(33,176)	$(2,924,767)

Total liability derivatives	$(3,255,071)	$(3,435,221)	$(2,891,591)	$(33,176)	$(9,615,059)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank N.A.	$(848,096)	$1,350,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$44,220,145	$23,579,834

These amounts include cash and securities received as collateral of $15,892,337.

Industry Summary at September 30, 2015 (Unaudited)

ABS Home Equity	11.7%
Banking	6.8
Treasuries	5.6
Technology	5.1
Non-Agency Commercial Mortgage-Backed Securities	5.0
ABS Credit Card	4.1
Pharmaceuticals	3.9
Automotive	3.8
Independent Energy	3.4
ABS Other	3.2
Midstream	3.0
Finance Companies	2.4
Cable Satellite	2.1
Other Investments, less than 2% each	28.4
Short-Term Investments	10.1

Total Investments	98.6
Other assets less liabilities (including open written options/swaptions, swap agreements, forward foreign currency contracts and futures contracts)	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 83.3% of Net Assets

Municipals – 83.3%

	California – 5.0%
$250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	$301,638
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	459,507
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	788,620

		1,549,765

	Colorado – 7.6%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	297,991
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	454,468
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	477,272
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	615,395
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	513,054

		2,358,180

	Florida – 13.7%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	584,850
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	443,688
250,000	Miami Beach Health Facilities Authority Revenue, Mt. Sinai Medical Center, Refunding, 5.000%, 11/15/2025	284,678
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	808,927
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	477,516
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	723,372
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	484,252
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	461,920

		4,269,203

	Georgia – 2.8%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	583,725

Principal Amount	Description	Value (†)

Municipals – continued

	Georgia – continued
$250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	$296,280

		880,005

	Illinois – 3.5%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	410,519
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	570,645
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	115,423

		1,096,587

	Kentucky – 1.0%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	309,438

	Massachusetts – 1.7%
310,000	Massachusetts State Development Finance Agency Revenue, Charles Stark Draper Laboratory, Prerefunded 09/01/2018@100, 5.500%, 9/01/2020	351,472
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	162,211

		513,683

	Minnesota – 2.6%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	263,490
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	319,119
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	236,692

		819,301

	Missouri – 4.3%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	832,412
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	511,345

		1,343,757

	Nebraska – 1.9%
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	576,455

	Nevada – 1.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	604,085

	New Jersey – 4.8%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	312,978

Principal Amount	Description	Value (†)

Municipals – continued

	New Jersey – continued
$500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	$571,390
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	600,240

		1,484,608

	New Mexico – 1.8%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	572,600

	New York – 1.2%
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	371,336

	Ohio – 7.1%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	451,476
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	611,860
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	581,140
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	563,260

		2,207,736

	Pennsylvania – 3.7%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	380,396
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	302,978
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	463,954

		1,147,328

	Rhode Island – 1.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	604,495

	South Dakota – 1.6%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	495,983

	Texas – 8.4%
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024	848,330
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	293,258
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	596,610
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	416,538

Principal Amount	Description	Value (†)

Municipals – continued

	Texas – continued
$400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	$478,408

		2,633,144

	Utah – 0.9%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	292,835

	Washington – 5.1%
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	556,525
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	456,140
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	584,850

		1,597,515

	Wisconsin – 0.8%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	249,269

	Total Bonds and Notes (Identified Cost $25,168,103)	25,977,308

Short-Term Investments – 13.3%
4,134,359	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $4,134,360 on 10/01/2015 collateralized by $4,075,000 Federal Home Loan Mortgage Corp., 2.375% due 1/13/2022 valued at $4,220,029 including accrued interest(b) (Identified Cost $4,134,359)	4,134,359

	Total Investments – 96.6% (Identified Cost $29,302,462)(a)	30,111,667
	Other assets less liabilities – 3.4%	1,075,773

	Net Assets – 100.0%	$31,187,440

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $29,302,462 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$812,860
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,655)

Net unrealized appreciation	$809,205

At December 31, 2014, the Fund had a short-term capital loss carryforward of $342,604 with no expiration date and a long-term capital loss carryforward of $58,812 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$25,977,308	$—	$25,977,308
Short-Term Investments	—	4,134,359	—	4,134,359

Total	$—	$30,111,667	$—	$30,111,667

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2015 (Unaudited)

Medical	16.9%
Higher Education	14.7
General	8.6
General Obligation	7.9
Power	7.9
Water	6.9
Transportation	6.8
School District	5.9
Airport	4.9
Utilities	2.8
Short-Term Investments	13.3

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)

Common Stocks – 97.3% of Net Assets

	Air Freight & Logistics – 2.0%
35,900	FedEx Corp.	$5,168,882

	Automobiles – 3.8%
258,100	Fiat Chrysler Automobiles NV(b)	3,409,501
128,400	General Motors Co.	3,854,568
50,900	Harley-Davidson, Inc.	2,794,410

		10,058,479

	Banks – 10.4%
586,800	Bank of America Corp.	9,142,344
147,100	Citigroup, Inc.	7,297,631
110,000	JPMorgan Chase & Co.	6,706,700
87,000	Wells Fargo & Co.	4,467,450

		27,614,125

	Beverages – 1.5%
36,400	Diageo PLC, Sponsored ADR	3,923,556

	Capital Markets – 7.7%
104,600	Bank of New York Mellon Corp. (The)	4,095,090
88,000	Franklin Resources, Inc.	3,278,880
29,000	Goldman Sachs Group, Inc. (The)	5,039,040
79,500	State Street Corp.	5,343,195
38,000	T. Rowe Price Group, Inc.	2,641,000

		20,397,205

	Chemicals – 1.9%
59,000	Monsanto Co.	5,035,060

	Communications Equipment – 1.4%
70,400	QUALCOMM, Inc.	3,782,592

	Consumer Finance – 4.0%
74,900	American Express Co.	5,552,337
68,700	Capital One Financial Corp.	4,982,124

		10,534,461

	Electronic Equipment, Instruments & Components – 1.9%
82,800	TE Connectivity Ltd.	4,958,892

	Energy Equipment & Services – 2.3%
113,000	Halliburton Co.	3,994,550
58,400	National Oilwell Varco, Inc.	2,198,760

		6,193,310

	Food Products – 3.7%
95,600	General Mills, Inc.	5,366,028
59,200	Nestle S.A., Sponsored ADR	4,454,208

		9,820,236

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 1.7%
68,300	Medtronic PLC	$4,572,002

	Health Care Providers & Services – 1.8%
42,200	UnitedHealth Group, Inc.	4,895,622

	Household Durables – 1.3%
22,850	Whirlpool Corp.	3,364,891

	Industrial Conglomerates – 2.5%
259,400	General Electric Co.	6,542,068

	Insurance – 7.7%
92,600	Aflac, Inc.	5,382,838
122,000	American International Group, Inc.	6,932,040
51,000	Aon PLC	4,519,110
76,100	Principal Financial Group, Inc.	3,602,574

		20,436,562

	Internet & Catalog Retail – 3.8%
9,810	Amazon.com, Inc.(b)	5,021,641
193,600	Liberty Interactive Corp./QVC Group, Class A(b)	5,078,128

		10,099,769

	Internet Software & Services – 3.3%
13,530	Google, Inc., Class A(b)	8,637,146

	IT Services – 8.5%
35,200	Accenture PLC, Class A	3,458,752
72,200	Automatic Data Processing, Inc.	5,801,992
80,400	MasterCard, Inc., Class A	7,245,648
87,120	Visa, Inc., Class A	6,068,779

		22,575,171

	Machinery – 4.1%
58,900	Caterpillar, Inc.	3,849,704
31,100	Cummins, Inc.	3,376,838
36,200	Parker Hannifin Corp.	3,522,260

		10,748,802

	Media – 3.4%
49,100	Comcast Corp., Special Class A	2,810,484
342,200	News Corp., Class A	4,318,564
29,300	Omnicom Group, Inc.	1,930,870

		9,059,918

	Oil, Gas & Consumable Fuels – 3.6%
44,200	Anadarko Petroleum Corp.	2,669,238
136,700	Apache Corp.	5,353,172
197,000	Chesapeake Energy Corp.	1,444,010

		9,466,420

	Personal Products – 1.4%
91,300	Unilever PLC, Sponsored ADR	3,723,214

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.7%
93,100	Sanofi, ADR	$4,419,457

	Road & Rail – 1.1%
31,900	Union Pacific Corp.	2,820,279

	Semiconductors & Semiconductor Equipment – 4.8%
120,000	Applied Materials, Inc.	1,762,800
191,100	Intel Corp.	5,759,754
103,500	Texas Instruments, Inc.	5,125,320

		12,647,874

	Software – 3.9%
108,600	Microsoft Corp.	4,806,636
155,500	Oracle Corp.	5,616,660

		10,423,296

	Technology Hardware, Storage & Peripherals – 2.1%
50,600	Apple, Inc.	5,581,180

	Total Common Stocks (Identified Cost $251,119,165)	257,500,469

Principal Amount

Short-Term Investments – 3.4%
$8,874,752	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $8,874,754 on 10/01/2015 collateralized by $8,575,000 U.S. Treasury Bond, 3.125% due 2/15/2042 valued at $9,057,344 including accrued interest(c) (Identified Cost $8,874,752)	8,874,752

	Total Investments – 100.7% (Identified Cost $259,993,917)(a)	266,375,221
	Other assets less liabilities – (0.7)%	(1,837,204)

	Net Assets – 100.0%	$264,538,017

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $259,993,917 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,067,482
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,686,178)

Net unrealized appreciation	$6,381,304

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$257,500,469	$—	$—	$257,500,469
Short-Term Investments	—	8,874,752	—	8,874,752

Total	$257,500,469	$8,874,752	$—	$266,375,221

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2015 (Unaudited)

Banks	10.4%
IT Services	8.5
Insurance	7.7
Capital Markets	7.7
Semiconductors & Semiconductor Equipment	4.8
Machinery	4.1
Consumer Finance	4.0
Software	3.9
Internet & Catalog Retail	3.8
Automobiles	3.8
Food Products	3.7
Oil, Gas & Consumable Fuels	3.6
Media	3.4
Internet Software & Services	3.3
Industrial Conglomerates	2.5
Energy Equipment & Services	2.3
Technology Hardware, Storage & Peripherals	2.1
Air Freight & Logistics	2.0
Other Investments, less than 2% each	15.7
Short-Term Investments	3.4

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 16.2% of Net Assets

	France – 2.4%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,160,531

	Germany – 2.6%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	475,502
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	766,282

		1,241,784

	Japan – 5.2%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,470,437

	Spain – 5.3%
1,850,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	2,495,873

	United Kingdom – 0.7%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(b)	317,860

	Total Bonds and Notes (Identified Cost $8,259,600)	7,686,485

Shares

Exchange-Traded Funds – 7.6%

	United States – 7.6%
2,910	iShares® MSCI China ETF(b)(c)	127,487
26,610	iShares® MSCI Emerging Markets ETF(b)(c)	872,276
13,500	iShares® MSCI India ETF(b)(c)	385,695
4,025	iShares® MSCI South Korea Capped ETF(b)(c)	196,339
59,600	iShares® MSCI Switzerland Capped ETF(b)(c)	1,823,164
13,030	iShares® MSCI Taiwan ETF(b)(c)	171,475
700	iShares® MSCI Thailand Capped ETF(b)(c)	43,582

	Total Exchange-Traded Funds (Identified Cost $4,324,406)	3,620,018

Contracts

Purchased Options – 2.3%

	Index Options – 1.3%
115	EURO STOXX 50® Index, Call expiring December 18, 2015 at 3050(d)	235,208
220	EURO STOXX 50® Index, Call expiring December 18, 2015 at 3100(d)	377,074

		612,282

	Options on Futures Contracts – 1.0%
25	10 Year U.S. Treasury Note, Call expiring November 20, 2015 at 129(d)	22,656

Contracts	Description	Value (†)

Purchased Options – continued

	Options on Futures Contracts – continued
116	E-mini S&P 500®, Call expiring December 18, 2015 at 1900(d)	$449,500

		472,156

	Total Purchased Options (Identified Cost $909,575)	1,084,438

Principal Amount (‡)

Short-Term Investments – 60.7%
$14,471,425	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $14,471,429 on 10/01/2015 collateralized by $14,910,000 U.S. Treasury Note, 1.500% due 1/31/2022 valued at $14,760,900 including accrued interest(e)	14,471,425
8,000,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $8,000,002 on 10/01/2015 collateralized by $8,160,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $8,160,000 including accrued interest(b)(e)	8,000,000
1,000,000	Spain Letras del Tesoro Bills, 0.000%, 12/11/2015, (EUR)(b)(f)	1,117,549
1,800,000	United Kingdom Treasury Bills, 0.380%, 11/30/2015, (GBP)(b)(f)	2,720,526
2,500,000	U.S. Treasury Bills, 0.000%, 10/15/2015(f)	2,500,050

	Total Short-Term Investments (Identified Cost $28,881,248)	28,809,550

	Total Investments – 86.8% (Identified Cost $42,374,829)(a)	41,200,491
	Other assets less liabilities – 13.2%	6,277,141

	Net Assets – 100.0%	$47,477,632

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Option contracts on foreign indices are priced at the most recent settlement price.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, option and futures contracts of the Fund were fair valued, as follows:

Type	Value included in Net Assets (reflected at absolute value)	Percentage of Net Assets
Option contracts*	$612,282	1.3%
Futures contracts*	170,881	0.4%

Total	$783,163	1.7%

*	Certain foreign options contracts and futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $42,473,660 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$174,871
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,448,040)

Net unrealized depreciation	$(1,273,169)

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or options.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.

(d)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of Rule 144A holdings amounted to $2,495,873 or 5.3% of net assets.
ETF	Exchange-Traded Fund

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	12/17/2015	6	$530,525	$(111)
Canadian Dollar	12/15/2015	6	449,280	(3,690)
DAX	12/18/2015	2	540,677	(31,236)
E-mini NASDAQ 100	12/18/2015	18	1,498,680	(67,172)
E-mini S&P 500®	12/18/2015	33	3,149,437	(85,748)
Euro	12/14/2015	17	2,375,537	(46,113)

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Financial Futures – continued
Euro-BTP	12/08/2015	9	$1,370,614	$24,136
Euro-Buxl® 30 Year Bond	12/08/2015	2	348,048	5,364
FTSE 100 Index	12/18/2015	15	1,368,264	(27,587)
FTSE MIB	12/18/2015	13	1,544,829	(51,963)
German Euro Bund	12/08/2015	23	4,014,113	(2,056)
German Euro Bund, Put options at 154 *	11/20/2015	20	13,632	(894)
IBEX 35	10/16/2015	3	320,557	(10,775)
Mini-Russell 2000	12/18/2015	7	767,130	(45,745)
Nikkei 225™	12/10/2015	55	4,838,625	(8,250)
S&P/TSX 60 Index	12/17/2015	4	467,591	(719)
UK Long Gilt	12/29/2015	11	1,981,187	24,960
Ultra Long U.S. Treasury Bond	12/21/2015	11	1,764,469	14,516
3 Year Australia Government Bond	12/15/2015	30	2,364,172	2,954
10 Year Canada Government Bond	12/18/2015	11	1,168,745	(17,227)
10 Year Japan Government Bond	12/14/2015	1	1,235,027	2,251

Total				$(325,105)

At September 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollar	12/14/2015	24	$1,677,120	$(1,058)
CBOE SPX Volitility Index	10/21/2015	48	1,105,200	(98,800)
CBOE SPX Volitility Index	11/18/2015	23	508,875	(20,675)
EURO STOXX 50®	12/18/2015	54	1,869,544	(49,209)
Japanese Yen	12/14/2015	3	312,862	(1,481)
Swiss Franc	12/14/2015	7	899,675	1,706

Total				$(169,517)

*	Futures on German Euro Bund options are categorized as futures for valuation purposes but carry the risks associated with investments in options.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$7,686,485	$—	$7,686,485
Exchange-Traded Funds*	3,620,018	—	—	3,620,018
Purchased Options*	472,156	612,282	—	1,084,438
Short-Term Investments	—	28,809,550	—	28,809,550

Total Investments	4,092,174	37,108,317	—	41,200,491

Futures Contracts (unrealized appreciation)	75,887	—	—	75,887

Total	$4,168,061	$37,108,317	$—	$41,276,378

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(399,628)	$(170,881)	$—	$(570,509)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and option contracts.

The Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments and futures contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the period ended September 30, 2015, the Fund used futures, equity index options and options on futures contracts to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange traded/cleared asset derivatives
Interest rate contracts	$22,656	$74,181	$96,837
Foreign exchange contracts	—	1,706	1,706
Equity contracts	1,061,782	—	1,061,782

Total asset derivatives	$1,084,438	$75,887	$1,160,325

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives
Interest rate contracts	$(20,177)
Foreign exchange contracts	(52,342)
Equity contracts	(497,990)

Total liability derivatives	$(570,509)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund as of September 30, 2015:

Maximum Amount of Loss - Gross

$916,517

Industry Summary at September 30, 2015 (Unaudited)

Treasuries	16.2%
Exchange-Traded Funds	7.6
Purchased Options	2.3
Short-Term Investments	60.7

Total Investments	86.8
Other assets less liabilities (including futures contracts)	13.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)

Common Stocks – 95.5% of Net Assets

	Auto Components – 2.9%
270,475	Delphi Automotive PLC	$20,566,919
306,325	Tenneco, Inc.(b)	13,714,170

		34,281,089

	Banks – 6.3%
563,775	CIT Group, Inc.	22,567,913
2,141,075	Investors Bancorp, Inc.	26,420,865
596,375	PacWest Bancorp	25,530,814

		74,519,592

	Capital Markets – 3.3%
417,125	LPL Financial Holdings, Inc.	16,589,061
469,275	SEI Investments Co.	22,633,134

		39,222,195

	Commercial Services & Supplies – 1.2%
384,550	KAR Auction Services, Inc.	13,651,525

	Communications Equipment – 2.0%
778,875	CommScope Holding Co., Inc.(b)	23,389,616

	Containers & Packaging – 7.1%
417,125	Avery Dennison Corp.	23,596,761
547,500	Crown Holdings, Inc.(b)	25,048,125
263,975	Packaging Corp. of America	15,880,736
371,500	WestRock Co.	19,109,960

		83,635,582

	Diversified Consumer Services – 2.6%
325,900	Grand Canyon Education, Inc.(b)	12,380,941
550,750	ServiceMaster Global Holdings, Inc.(b)	18,477,663

		30,858,604

	Diversified Financial Services – 2.3%
501,875	Nasdaq, Inc.	26,764,994

	Food & Staples Retailing – 1.3%
2,528,900	Rite Aid Corp.(b)	15,350,423

	Health Care Providers & Services – 6.8%
371,500	Amsurg Corp.(b)	28,869,265
446,475	Community Health Systems, Inc.(b)	19,095,736
417,125	HCA Holdings, Inc.(b)	32,268,790

		80,233,791

	Household Durables – 4.6%
94,500	Harman International Industries, Inc.	9,071,055
576,812	Jarden Corp.(b)	28,194,570
342,175	Lennar Corp., Class A	16,468,883

		53,734,508

Shares	Description	Value (†)

Common Stocks – continued

	Household Products – 1.4%
182,500	Spectrum Brands Holdings, Inc.	$16,700,575

	Insurance – 6.3%
591,475	Arthur J. Gallagher & Co.	24,416,088
655,025	First American Financial Corp.	25,591,827
260,700	Reinsurance Group of America, Inc., Class A	23,616,813

		73,624,728

	Internet & Catalog Retail – 1.6%
322,625	HSN, Inc.	18,467,055

	IT Services – 11.0%
338,925	Broadridge Financial Solutions, Inc.	18,759,499
202,050	CACI International, Inc., Class A(b)	14,945,639
290,050	Fiserv, Inc.(b)	25,121,230
215,075	Global Payments, Inc.	24,675,555
840,800	Sabre Corp.	22,852,944
511,650	Total System Services, Inc.	23,244,259

		129,599,126

	Life Sciences Tools & Services – 2.3%
1,036,325	VWR Corp.(b)	26,623,189

	Machinery – 3.7%
616,650	Milacron Holdings Corp.(b)	10,822,207
107,550	Snap-on, Inc.	16,233,597
156,425	WABCO Holdings, Inc.(b)	16,398,033

		43,453,837

	Metals & Mining – 3.7%
446,475	Carpenter Technology Corp.	13,291,561
2,411,575	Constellium NV, Class A(b)	14,614,144
286,775	Reliance Steel & Aluminum Co.	15,488,718

		43,394,423

	Oil, Gas & Consumable Fuels – 0.6%
244,425	Gulfport Energy Corp.(b)	7,254,534

	Pharmaceuticals – 3.7%
915,750	Catalent, Inc.(b)	22,252,725
304,700	Endo International PLC(b)	21,109,616

		43,362,341

	Professional Services – 0.7%
524,675	TriNet Group, Inc.(b)	8,814,540

	Road & Rail – 1.1%
788,650	Hertz Global Holdings, Inc.(b)	13,194,115

	Semiconductors & Semiconductor Equipment – 4.5%
185,750	Avago Technologies Ltd.	23,220,607
909,225	Micron Technology, Inc.(b)	13,620,191
189,025	Skyworks Solutions, Inc.	15,917,795

		52,758,593

Shares	Description	Value (†)

Common Stocks – continued

	Software – 2.2%
215,075	Check Point Software Technologies Ltd.(b)	$17,061,900
479,050	RingCentral, Inc., Class A(b)	8,694,757

		25,756,657

	Specialty Retail – 4.5%
296,550	Cabela’s, Inc.(b)	13,522,680
503,500	Men’s Wearhouse, Inc. (The)	21,408,820
136,875	Signet Jewelers Ltd.	18,632,794

		53,564,294

	Technology Hardware, Storage & Peripherals – 1.5%
762,575	NCR Corp.(b)	17,348,581

	Textiles, Apparel & Luxury Goods – 3.9%
795,175	Gildan Activewear, Inc.	23,982,478
215,075	PVH Corp.	21,924,746

		45,907,224

	Trading Companies & Distributors – 2.4%
733,250	HD Supply Holdings, Inc.(b)	20,985,615
127,100	United Rentals, Inc.(b)	7,632,355

		28,617,970

	Total Common Stocks (Identified Cost $1,108,694,253)	1,124,083,701

Closed-End Investment Companies – 2.3%
1,815,700	Ares Capital Corp. (Identified Cost $29,885,711)	26,291,336

Principal Amount

Short-Term Investments – 3.4%
$40,266,046	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $40,266,057 on 10/1/2015 collateralized by $41,490,000 U.S. Treasury Note, 1.500% due 1/31/2022 valued at $41,075,100 including accrued interest(c) (Identified Cost $40,266,046)	40,266,046

	Total Investments – 101.2% (Identified Cost $1,178,846,010)(a)	1,190,641,083
	Other assets less liabilities – (1.2)%	(13,850,600)

	Net Assets – 100.0%	$1,176,790,483

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $1,178,846,010 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,150,349
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(100,355,276)

Net unrealized appreciation	$11,795,073

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,124,083,701	$—	$—	$1,124,083,701
Closed-End Investment Companies	26,291,336	—	—	26,291,336
Short-Term Investments	—	40,266,046	—	40,266,046

Total	$1,150,375,037	$40,266,046	$—	$1,190,641,083

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2015 (Unaudited)

IT Services	11.0%
Containers & Packaging	7.1
Health Care Providers & Services	6.8
Banks	6.3
Insurance	6.3
Household Durables	4.6
Specialty Retail	4.5
Semiconductors & Semiconductor Equipment	4.5
Textiles, Apparel & Luxury Goods	3.9
Machinery	3.7
Metals & Mining	3.7
Pharmaceuticals	3.7
Capital Markets	3.3
Auto Components	2.9
Diversified Consumer Services	2.6
Trading Companies & Distributors	2.4
Diversified Financial Services	2.3
Life Sciences Tools & Services	2.3
Closed-End Investment Companies	2.3
Software	2.2
Communications Equipment	2.0
Other Investments, less than 2% each	9.4
Short-Term Investments	3.4

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2015